UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Income Fund of Boston

Class A EVIBX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.96%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s allocations by sector, in broadcasting and telecommunications and security selections in healthcare, automotive and auto parts sectors hurt returns

↓ An overweight allocation in B-rated securities and security selections in BB- and CCC-rated securities hampered relative returns

↓ The Fund’s allocations by duration, especially in securities with duration of 1 year or less and between 5-10 years, detracted from performance

↑ The Fund’s security selections in the retail, gaming, and energy sectors and an overweight allocation in the healthcare sector helped returns

↑ The Fund’s allocations by credit rating in non-rated and CCC- and lower-rated securities, as well as security selections in the B-rated securities also helped

↑ The Fund’s security selections, especially in securities with duration of 5 years or less, were also additive to relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/15	$10,000	$10,000	$10,000	$10,000
11/15	$9,501	$9,964	$9,777	$9,776
12/15	$9,328	$9,914	$9,525	$9,523
1/16	$9,239	$10,023	$9,374	$9,373
2/16	$9,338	$10,094	$9,418	$9,416
3/16	$9,633	$10,218	$9,834	$9,833
4/16	$9,840	$10,288	$10,227	$10,225
5/16	$9,891	$10,296	$10,301	$10,299
6/16	$9,941	$10,477	$10,413	$10,411
7/16	$10,135	$10,563	$10,675	$10,674
8/16	$10,292	$10,575	$10,913	$10,912
9/16	$10,358	$10,577	$10,984	$10,982
10/16	$10,354	$10,507	$11,018	$11,016
11/16	$10,330	$10,271	$10,975	$10,973
12/16	$10,508	$10,301	$11,191	$11,189
1/17	$10,614	$10,338	$11,341	$11,339
2/17	$10,732	$10,418	$11,518	$11,516
3/17	$10,727	$10,414	$11,493	$11,492
4/17	$10,850	$10,500	$11,623	$11,622
5/17	$10,919	$10,581	$11,727	$11,726
6/17	$10,930	$10,573	$11,739	$11,738
7/17	$11,037	$10,625	$11,875	$11,874
8/17	$11,032	$10,717	$11,872	$11,871
9/17	$11,119	$10,679	$11,978	$11,977
10/17	$11,133	$10,692	$12,025	$12,023
11/17	$11,106	$10,676	$11,993	$11,991
12/17	$11,139	$10,723	$12,028	$12,026
1/18	$11,191	$10,620	$12,105	$12,103
2/18	$11,102	$10,519	$11,992	$11,990
3/18	$11,038	$10,572	$11,918	$11,916
4/18	$11,089	$10,501	$11,997	$11,996
5/18	$11,083	$10,559	$11,996	$11,994
6/18	$11,095	$10,543	$12,037	$12,035
7/18	$11,208	$10,565	$12,172	$12,170
8/18	$11,262	$10,618	$12,260	$12,258
9/18	$11,315	$10,572	$12,331	$12,329
10/18	$11,147	$10,484	$12,129	$12,127
11/18	$11,058	$10,531	$12,019	$12,017
12/18	$10,827	$10,696	$11,755	$11,754
1/19	$11,293	$10,843	$12,295	$12,294
2/19	$11,446	$10,855	$12,503	$12,501
3/19	$11,543	$11,051	$12,625	$12,624
4/19	$11,681	$11,066	$12,802	$12,800
5/19	$11,591	$11,236	$12,639	$12,638
6/19	$11,813	$11,395	$12,949	$12,947
7/19	$11,870	$11,429	$13,015	$13,014
8/19	$11,928	$11,687	$13,066	$13,065
9/19	$11,983	$11,637	$13,108	$13,106
10/19	$11,998	$11,674	$13,138	$13,136
11/19	$12,054	$11,672	$13,174	$13,172
12/19	$12,264	$11,689	$13,449	$13,448
1/20	$12,235	$11,899	$13,450	$13,448
2/20	$12,050	$12,077	$13,241	$13,240
3/20	$10,773	$11,841	$11,683	$11,683
4/20	$11,205	$12,078	$12,127	$12,127
5/20	$11,641	$12,191	$12,677	$12,682
6/20	$11,677	$12,293	$12,798	$12,805
7/20	$12,185	$12,509	$13,405	$13,417
8/20	$12,268	$12,437	$13,539	$13,549
9/20	$12,146	$12,414	$13,399	$13,408
10/20	$12,185	$12,370	$13,459	$13,470
11/20	$12,655	$12,531	$13,999	$14,010
12/20	$12,854	$12,575	$14,266	$14,277
1/21	$12,870	$12,496	$14,321	$14,332
2/21	$12,927	$12,334	$14,371	$14,381
3/21	$12,958	$12,191	$14,396	$14,406
4/21	$13,080	$12,293	$14,554	$14,564
5/21	$13,135	$12,340	$14,596	$14,606
6/21	$13,330	$12,430	$14,794	$14,806
7/21	$13,361	$12,555	$14,846	$14,858
8/21	$13,417	$12,547	$14,928	$14,939
9/21	$13,423	$12,440	$14,934	$14,944
10/21	$13,431	$12,429	$14,906	$14,918
11/21	$13,317	$12,444	$14,752	$14,765
12/21	$13,566	$12,436	$15,029	$15,043
1/22	$13,211	$12,163	$14,617	$14,629
2/22	$13,262	$11,998	$14,486	$14,498
3/22	$13,149	$11,676	$14,353	$14,364
4/22	$12,762	$11,240	$13,832	$13,841
5/22	$12,771	$11,302	$13,865	$13,876
6/22	$11,985	$11,076	$12,920	$12,931
7/22	$12,665	$11,355	$13,698	$13,710
8/22	$12,398	$11,060	$13,371	$13,382
9/22	$11,953	$10,583	$12,834	$12,844
10/22	$12,239	$10,467	$13,199	$13,209
11/22	$12,550	$10,857	$13,444	$13,457
12/22	$12,456	$10,820	$13,344	$13,355
1/23	$12,951	$11,156	$13,866	$13,877
2/23	$12,748	$10,882	$13,688	$13,698
3/23	$12,938	$11,137	$13,840	$13,852
4/23	$13,021	$11,205	$13,975	$13,986
5/23	$12,876	$11,089	$13,842	$13,853
6/23	$13,070	$11,072	$14,067	$14,078
7/23	$13,237	$11,083	$14,268	$14,279
8/23	$13,275	$11,016	$14,310	$14,320
9/23	$13,129	$10,753	$14,142	$14,153
10/23	$12,955	$10,592	$13,966	$13,978
11/23	$13,477	$11,068	$14,603	$14,614
12/23	$13,922	$11,488	$15,142	$15,152
1/24	$13,959	$11,461	$15,145	$15,155
2/24	$13,971	$11,323	$15,190	$15,200
3/24	$14,150	$11,435	$15,371	$15,381
4/24	$14,026	$11,167	$15,217	$15,227
5/24	$14,207	$11,352	$15,390	$15,400
6/24	$14,334	$11,456	$15,538	$15,549
7/24	$14,544	$11,716	$15,843	$15,854
8/24	$14,757	$11,889	$16,095	$16,106
9/24	$14,885	$12,052	$16,358	$16,369
10/24	$14,818	$11,778	$16,268	$16,279
11/24	$14,975	$11,902	$16,454	$16,466
12/24	$14,907	$11,722	$16,384	$16,395
1/25	$15,067	$11,793	$16,610	$16,622
2/25	$15,140	$12,037	$16,718	$16,730
3/25	$15,015	$12,034	$16,539	$16,550
4/25	$15,088	$12,077	$16,539	$16,550
5/25	$15,309	$12,015	$16,817	$16,829
6/25	$15,562	$12,203	$17,129	$17,141
7/25	$15,608	$12,185	$17,198	$17,210
8/25	$15,775	$12,331	$17,407	$17,419
9/25	$15,884	$12,462	$17,540	$17,552
10/25	$15,934	$12,544	$17,575	$17,587

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	7.53%	5.51%	5.11%
Class A with 3.25% Maximum Sales Charge	3.94%	4.81%	4.77%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. High Yield Index	8.03%	5.47%	5.80%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$5,061,211,843
# of Portfolio Holdings	431
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$33,238,647

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.6%
Exchange-Traded Funds	3.0%
Short-Term Investments	3.2%
Senior Floating-Rate Loans	9.0%
Corporate Bonds	83.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.8%
CCC or Lower	9.6%
B	39.3%
BB	43.1%
BBB	1.2%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EVIBX-TSR-AR

Eaton Vance Income Fund of Boston

Class C ECIBX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.71%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s allocations by sector, in broadcasting and telecommunications and security selections in healthcare, automotive and auto parts sectors hurt returns

↓ An overweight allocation in B-rated securities and security selections in BB- and CCC-rated securities hampered relative returns

↓ The Fund’s allocations by duration, especially in securities with duration of 1 year or less and between 5-10 years, detracted from performance

↑ The Fund’s security selections in the retail, gaming, and energy sectors and an overweight allocation in the healthcare sector helped returns

↑ The Fund’s allocations by credit rating in non-rated and CCC- and lower-rated securities, as well as security selections in the B-rated securities also helped

↑ The Fund’s security selections, especially in securities with duration of 5 years or less, were also additive to relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/15	$10,000	$10,000	$10,000	$10,000
11/15	$9,814	$9,964	$9,777	$9,776
12/15	$9,628	$9,914	$9,525	$9,523
1/16	$9,549	$10,023	$9,374	$9,373
2/16	$9,645	$10,094	$9,418	$9,416
3/16	$9,942	$10,218	$9,834	$9,833
4/16	$10,149	$10,288	$10,227	$10,225
5/16	$10,195	$10,296	$10,301	$10,299
6/16	$10,222	$10,477	$10,413	$10,411
7/16	$10,415	$10,563	$10,675	$10,674
8/16	$10,588	$10,575	$10,913	$10,912
9/16	$10,649	$10,577	$10,984	$10,982
10/16	$10,639	$10,507	$11,018	$11,016
11/16	$10,607	$10,271	$10,975	$10,973
12/16	$10,783	$10,301	$11,191	$11,189
1/17	$10,885	$10,338	$11,341	$11,339
2/17	$11,000	$10,418	$11,518	$11,516
3/17	$10,988	$10,414	$11,493	$11,492
4/17	$11,088	$10,500	$11,623	$11,622
5/17	$11,170	$10,581	$11,727	$11,726
6/17	$11,175	$10,573	$11,739	$11,738
7/17	$11,278	$10,625	$11,875	$11,874
8/17	$11,265	$10,717	$11,872	$11,871
9/17	$11,328	$10,679	$11,978	$11,977
10/17	$11,354	$10,692	$12,025	$12,023
11/17	$11,320	$10,676	$11,993	$11,991
12/17	$11,346	$10,723	$12,028	$12,026
1/18	$11,392	$10,620	$12,105	$12,103
2/18	$11,275	$10,519	$11,992	$11,990
3/18	$11,222	$10,572	$11,918	$11,916
4/18	$11,267	$10,501	$11,997	$11,996
5/18	$11,234	$10,559	$11,996	$11,994
6/18	$11,239	$10,543	$12,037	$12,035
7/18	$11,347	$10,565	$12,172	$12,170
8/18	$11,414	$10,618	$12,260	$12,258
9/18	$11,460	$10,572	$12,331	$12,329
10/18	$11,283	$10,484	$12,129	$12,127
11/18	$11,186	$10,531	$12,019	$12,017
12/18	$10,945	$10,696	$11,755	$11,754
1/19	$11,407	$10,843	$12,295	$12,294
2/19	$11,555	$10,855	$12,503	$12,501
3/19	$11,645	$11,051	$12,625	$12,624
4/19	$11,776	$11,066	$12,802	$12,800
5/19	$11,657	$11,236	$12,639	$12,638
6/19	$11,895	$11,395	$12,949	$12,947
7/19	$11,944	$11,429	$13,015	$13,014
8/19	$11,994	$11,687	$13,066	$13,065
9/19	$12,042	$11,637	$13,108	$13,106
10/19	$12,049	$11,674	$13,138	$13,136
11/19	$12,098	$11,672	$13,174	$13,172
12/19	$12,300	$11,689	$13,449	$13,448
1/20	$12,263	$11,899	$13,450	$13,448
2/20	$12,071	$12,077	$13,241	$13,240
3/20	$10,786	$11,841	$11,683	$11,683
4/20	$11,210	$12,078	$12,127	$12,127
5/20	$11,637	$12,191	$12,677	$12,682
6/20	$11,665	$12,293	$12,798	$12,805
7/20	$12,163	$12,509	$13,405	$13,417
8/20	$12,238	$12,437	$13,539	$13,549
9/20	$12,108	$12,414	$13,399	$13,408
10/20	$12,138	$12,370	$13,459	$13,470
11/20	$12,598	$12,531	$13,999	$14,010
12/20	$12,788	$12,575	$14,266	$14,277
1/21	$12,818	$12,496	$14,321	$14,332
2/21	$12,867	$12,334	$14,371	$14,381
3/21	$12,866	$12,191	$14,396	$14,406
4/21	$13,003	$12,293	$14,554	$14,564
5/21	$13,026	$12,340	$14,596	$14,606
6/21	$13,211	$12,430	$14,794	$14,806
7/21	$13,234	$12,555	$14,846	$14,858
8/21	$13,281	$12,547	$14,928	$14,939
9/21	$13,302	$12,440	$14,934	$14,944
10/21	$13,279	$12,429	$14,906	$14,918
11/21	$13,158	$12,444	$14,752	$14,765
12/21	$13,396	$12,436	$15,029	$15,043
1/22	$13,037	$12,163	$14,617	$14,629
2/22	$13,080	$11,998	$14,486	$14,498
3/22	$12,984	$11,676	$14,353	$14,364
4/22	$12,572	$11,240	$13,832	$13,841
5/22	$12,571	$11,302	$13,865	$13,876
6/22	$11,791	$11,076	$12,920	$12,931
7/22	$12,450	$11,355	$13,698	$13,710
8/22	$12,180	$11,060	$13,371	$13,382
9/22	$11,736	$10,583	$12,834	$12,844
10/22	$12,032	$10,467	$13,199	$13,209
11/22	$12,328	$10,857	$13,444	$13,457
12/22	$12,228	$10,820	$13,344	$13,355
1/23	$12,677	$11,156	$13,866	$13,877
2/23	$12,471	$10,882	$13,688	$13,698
3/23	$12,673	$11,137	$13,840	$13,852
4/23	$12,746	$11,205	$13,975	$13,986
5/23	$12,597	$11,089	$13,842	$13,853
6/23	$12,779	$11,072	$14,067	$14,078
7/23	$12,933	$11,083	$14,268	$14,279
8/23	$12,936	$11,016	$14,310	$14,320
9/23	$12,787	$10,753	$14,142	$14,153
10/23	$12,635	$10,592	$13,966	$13,978
11/23	$13,135	$11,068	$14,603	$14,614
12/23	$13,559	$11,488	$15,142	$15,152
1/24	$13,560	$11,461	$15,145	$15,155
2/24	$13,564	$11,323	$15,190	$15,200
3/24	$13,728	$11,435	$15,371	$15,381
4/24	$13,627	$11,167	$15,217	$15,227
5/24	$13,767	$11,352	$15,390	$15,400
6/24	$13,908	$11,456	$15,538	$15,549
7/24	$14,076	$11,716	$15,843	$15,854
8/24	$14,273	$11,889	$16,095	$16,106
9/24	$14,388	$12,052	$16,358	$16,369
10/24	$14,314	$11,778	$16,268	$16,279
11/24	$14,457	$11,902	$16,454	$16,466
12/24	$14,383	$11,722	$16,384	$16,395
1/25	$14,555	$11,793	$16,610	$16,622
2/25	$14,617	$12,037	$16,718	$16,730
3/25	$14,460	$12,034	$16,539	$16,550
4/25	$14,522	$12,077	$16,539	$16,550
5/25	$14,725	$12,015	$16,817	$16,829
6/25	$14,987	$12,203	$17,129	$17,141
7/25	$15,022	$12,185	$17,198	$17,210
8/25	$15,172	$12,331	$17,407	$17,419
9/25	$15,239	$12,462	$17,540	$17,552
10/25	$15,541	$12,544	$17,575	$17,587

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	6.73%	4.71%	4.50%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	5.73%	4.71%	4.50%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. High Yield Index	8.03%	5.47%	5.80%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$5,061,211,843
# of Portfolio Holdings	431
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$33,238,647

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.6%
Exchange-Traded Funds	3.0%
Short-Term Investments	3.2%
Senior Floating-Rate Loans	9.0%
Corporate Bonds	83.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.8%
CCC or Lower	9.6%
B	39.3%
BB	43.1%
BBB	1.2%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ECIBX-TSR-AR

Eaton Vance Income Fund of Boston

Class I EIBIX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.71%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s allocations by sector, in broadcasting and telecommunications and security selections in healthcare, automotive and auto parts sectors hurt returns

↓ An overweight allocation in B-rated securities and security selections in BB- and CCC-rated securities hampered relative returns

↓ The Fund’s allocations by duration, especially in securities with duration of 1 year or less and between 5-10 years, detracted from performance

↑ The Fund’s security selections in the retail, gaming, and energy sectors and an overweight allocation in the healthcare sector helped returns

↑ The Fund’s allocations by credit rating in non-rated and CCC- and lower-rated securities, as well as security selections in the B-rated securities also helped

↑ The Fund’s security selections, especially in securities with duration of 5 years or less, were also additive to relative returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/15	$982,229	$996,353	$977,696	$977,550
12/15	$964,502	$991,376	$952,486	$952,335
1/16	$957,377	$1,002,320	$937,418	$937,272
2/16	$966,029	$1,009,440	$941,779	$941,631
3/16	$996,745	$1,021,811	$983,409	$983,255
4/16	$1,018,376	$1,028,772	$1,022,705	$1,022,543
5/16	$1,023,871	$1,029,576	$1,030,083	$1,029,922
6/16	$1,029,218	$1,047,701	$1,041,251	$1,041,085
7/16	$1,049,528	$1,056,335	$1,067,549	$1,067,380
8/16	$1,067,855	$1,057,474	$1,091,328	$1,091,155
9/16	$1,073,057	$1,057,726	$1,098,386	$1,098,214
10/16	$1,072,840	$1,050,709	$1,101,819	$1,101,646
11/16	$1,070,564	$1,027,092	$1,097,474	$1,097,301
12/16	$1,089,259	$1,030,143	$1,119,052	$1,118,885
1/17	$1,100,445	$1,033,777	$1,134,070	$1,133,910
2/17	$1,112,945	$1,041,753	$1,151,750	$1,151,604
3/17	$1,112,591	$1,041,404	$1,149,331	$1,149,188
4/17	$1,125,558	$1,050,045	$1,162,339	$1,162,209
5/17	$1,134,886	$1,058,147	$1,172,677	$1,172,589
6/17	$1,136,297	$1,057,250	$1,173,921	$1,173,827
7/17	$1,145,715	$1,062,516	$1,187,491	$1,187,366
8/17	$1,145,352	$1,071,683	$1,187,172	$1,187,058
9/17	$1,154,682	$1,067,911	$1,197,824	$1,197,723
10/17	$1,158,284	$1,069,193	$1,202,498	$1,202,345
11/17	$1,155,742	$1,067,575	$1,199,290	$1,199,119
12/17	$1,157,375	$1,072,282	$1,202,786	$1,202,614
1/18	$1,163,042	$1,061,963	$1,210,498	$1,210,325
2/18	$1,154,027	$1,051,894	$1,199,212	$1,199,041
3/18	$1,147,557	$1,057,199	$1,191,808	$1,191,638
4/18	$1,153,121	$1,050,145	$1,199,736	$1,199,565
5/18	$1,152,742	$1,055,872	$1,199,566	$1,199,384
6/18	$1,154,236	$1,054,340	$1,203,710	$1,203,526
7/18	$1,166,287	$1,056,547	$1,217,159	$1,216,974
8/18	$1,174,234	$1,061,752	$1,225,974	$1,225,788
9/18	$1,177,844	$1,057,203	$1,233,099	$1,232,911
10/18	$1,162,733	$1,048,359	$1,212,897	$1,212,720
11/18	$1,151,580	$1,053,074	$1,201,887	$1,201,715
12/18	$1,127,817	$1,069,550	$1,175,531	$1,175,375
1/19	$1,176,551	$1,084,296	$1,229,517	$1,229,360
2/19	$1,194,893	$1,085,478	$1,250,277	$1,250,117
3/19	$1,203,122	$1,105,079	$1,262,528	$1,262,366
4/19	$1,217,700	$1,106,626	$1,280,193	$1,280,027
5/19	$1,208,584	$1,123,578	$1,263,919	$1,263,757
6/19	$1,232,066	$1,139,470	$1,294,912	$1,294,746
7/19	$1,238,260	$1,142,862	$1,301,544	$1,301,376
8/19	$1,244,485	$1,168,722	$1,306,621	$1,306,454
9/19	$1,252,763	$1,163,659	$1,310,765	$1,310,596
10/19	$1,254,584	$1,167,418	$1,313,809	$1,313,639
11/19	$1,258,455	$1,167,185	$1,317,397	$1,317,226
12/19	$1,280,591	$1,168,924	$1,344,934	$1,344,762
1/20	$1,277,907	$1,189,904	$1,344,992	$1,344,819
2/20	$1,258,849	$1,207,721	$1,324,145	$1,323,976
3/20	$1,125,676	$1,184,130	$1,168,312	$1,168,292
4/20	$1,173,384	$1,207,849	$1,212,730	$1,212,691
5/20	$1,216,930	$1,219,130	$1,267,743	$1,268,156
6/20	$1,220,943	$1,229,303	$1,279,787	$1,280,516
7/20	$1,274,307	$1,250,897	$1,340,519	$1,341,700
8/20	$1,283,278	$1,243,684	$1,353,919	$1,354,903
9/20	$1,270,811	$1,241,442	$1,339,886	$1,340,778
10/20	$1,275,123	$1,237,005	$1,345,931	$1,347,048
11/20	$1,324,611	$1,253,147	$1,399,881	$1,400,967
12/20	$1,345,765	$1,257,475	$1,426,615	$1,427,688
1/21	$1,347,732	$1,249,571	$1,432,118	$1,433,152
2/21	$1,353,896	$1,233,448	$1,437,054	$1,438,146
3/21	$1,357,438	$1,219,093	$1,439,603	$1,440,594
4/21	$1,373,031	$1,229,345	$1,455,353	$1,456,396
5/21	$1,376,603	$1,234,034	$1,459,554	$1,460,600
6/21	$1,397,266	$1,243,030	$1,479,425	$1,480,556
7/21	$1,400,869	$1,255,512	$1,484,617	$1,485,826
8/21	$1,406,977	$1,254,673	$1,492,811	$1,493,930
9/21	$1,410,414	$1,243,959	$1,493,418	$1,494,431
10/21	$1,409,045	$1,242,942	$1,490,607	$1,491,773
11/21	$1,397,388	$1,244,444	$1,475,154	$1,476,485
12/21	$1,423,853	$1,243,605	$1,502,896	$1,504,263
1/22	$1,386,870	$1,216,340	$1,461,694	$1,462,912
2/22	$1,392,532	$1,199,756	$1,448,605	$1,449,776
3/22	$1,383,440	$1,167,568	$1,435,344	$1,436,362
4/22	$1,340,611	$1,124,021	$1,383,204	$1,384,113
5/22	$1,341,787	$1,130,205	$1,386,513	$1,387,578
6/22	$1,259,552	$1,107,621	$1,292,049	$1,293,130
7/22	$1,331,295	$1,135,469	$1,369,804	$1,371,014
8/22	$1,303,604	$1,105,951	$1,337,078	$1,338,182
9/22	$1,257,095	$1,058,302	$1,283,381	$1,284,363
10/22	$1,290,126	$1,046,690	$1,319,897	$1,320,924
11/22	$1,320,447	$1,085,718	$1,344,445	$1,345,651
12/22	$1,310,951	$1,082,030	$1,334,414	$1,335,516
1/23	$1,363,321	$1,115,595	$1,386,571	$1,387,729
2/23	$1,342,268	$1,088,183	$1,368,785	$1,369,771
3/23	$1,365,240	$1,113,711	$1,383,993	$1,385,190
4/23	$1,374,304	$1,120,515	$1,397,480	$1,398,560
5/23	$1,359,270	$1,108,897	$1,384,169	$1,385,281
6/23	$1,377,313	$1,107,174	$1,406,684	$1,407,830
7/23	$1,395,193	$1,108,275	$1,426,788	$1,427,877
8/23	$1,399,445	$1,101,601	$1,431,032	$1,431,951
9/23	$1,384,368	$1,075,333	$1,414,217	$1,415,298
10/23	$1,366,286	$1,059,162	$1,396,558	$1,397,780
11/23	$1,421,631	$1,106,829	$1,460,312	$1,461,355
12/23	$1,468,919	$1,148,827	$1,514,202	$1,515,247
1/24	$1,473,126	$1,146,078	$1,514,493	$1,515,528
2/24	$1,474,675	$1,132,337	$1,518,977	$1,520,015
3/24	$1,493,842	$1,143,455	$1,537,071	$1,538,122
4/24	$1,481,135	$1,116,734	$1,521,701	$1,522,740
5/24	$1,500,484	$1,135,245	$1,538,968	$1,540,018
6/24	$1,514,267	$1,145,623	$1,553,823	$1,554,885
7/24	$1,536,813	$1,171,626	$1,584,314	$1,585,397
8/24	$1,559,611	$1,188,874	$1,609,516	$1,610,615
9/24	$1,573,478	$1,205,180	$1,635,817	$1,636,935
10/24	$1,566,683	$1,177,807	$1,626,815	$1,627,926
11/24	$1,583,670	$1,190,224	$1,645,444	$1,646,568
12/24	$1,576,804	$1,172,248	$1,638,392	$1,639,510
1/25	$1,594,031	$1,179,312	$1,661,015	$1,662,150
2/25	$1,605,093	$1,203,695	$1,671,812	$1,672,955
3/25	$1,589,148	$1,203,408	$1,653,868	$1,654,998
4/25	$1,597,187	$1,207,658	$1,653,905	$1,655,037
5/25	$1,620,942	$1,201,533	$1,681,721	$1,682,870
6/25	$1,648,054	$1,220,252	$1,712,930	$1,714,101
7/25	$1,653,265	$1,218,511	$1,719,799	$1,720,975
8/25	$1,671,297	$1,233,147	$1,740,744	$1,741,934
9/25	$1,683,200	$1,246,212	$1,754,034	$1,755,234
10/25	$1,688,873	$1,254,442	$1,757,484	$1,758,685

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	7.80%	5.78%	5.38%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. High Yield Index	8.03%	5.47%	5.80%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$5,061,211,843
# of Portfolio Holdings	431
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$33,238,647

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.6%
Exchange-Traded Funds	3.0%
Short-Term Investments	3.2%
Senior Floating-Rate Loans	9.0%
Corporate Bonds	83.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.8%
CCC or Lower	9.6%
B	39.3%
BB	43.1%
BBB	1.2%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EIBIX-TSR-AR

Eaton Vance Income Fund of Boston

Class R ERIBX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$125	1.21%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s allocations by sector, in broadcasting and telecommunications and security selections in healthcare, automotive and auto parts sectors hurt returns

↓ An overweight allocation in B-rated securities and security selections in BB- and CCC-rated securities hampered relative returns

↓ The Fund’s allocations by duration, especially in securities with duration of 1 year or less and between 5-10 years, detracted from performance

↑ The Fund’s security selections in the retail, gaming, and energy sectors and an overweight allocation in the healthcare sector helped returns

↑ The Fund’s allocations by credit rating in non-rated and CCC- and lower-rated securities, as well as security selections in the B-rated securities also helped

↑ The Fund’s security selections, especially in securities with duration of 5 years or less, were also additive to relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class R	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/15	$10,000	$10,000	$10,000	$10,000
11/15	$9,818	$9,964	$9,777	$9,776
12/15	$9,637	$9,914	$9,525	$9,523
1/16	$9,561	$10,023	$9,374	$9,373
2/16	$9,644	$10,094	$9,418	$9,416
3/16	$9,946	$10,218	$9,834	$9,833
4/16	$10,158	$10,288	$10,227	$10,225
5/16	$10,208	$10,296	$10,301	$10,299
6/16	$10,257	$10,477	$10,413	$10,411
7/16	$10,455	$10,563	$10,675	$10,674
8/16	$10,634	$10,575	$10,913	$10,912
9/16	$10,681	$10,577	$10,984	$10,982
10/16	$10,675	$10,507	$11,018	$11,016
11/16	$10,648	$10,271	$10,975	$10,973
12/16	$10,829	$10,301	$11,191	$11,189
1/17	$10,936	$10,338	$11,341	$11,339
2/17	$11,056	$10,418	$11,518	$11,516
3/17	$11,048	$10,414	$11,493	$11,492
4/17	$11,172	$10,500	$11,623	$11,622
5/17	$11,240	$10,581	$11,727	$11,726
6/17	$11,250	$10,573	$11,739	$11,738
7/17	$11,358	$10,625	$11,875	$11,874
8/17	$11,350	$10,717	$11,872	$11,871
9/17	$11,437	$10,679	$11,978	$11,977
10/17	$11,448	$10,692	$12,025	$12,023
11/17	$11,438	$10,676	$11,993	$11,991
12/17	$11,450	$10,723	$12,028	$12,026
1/18	$11,501	$10,620	$12,105	$12,103
2/18	$11,407	$10,519	$11,992	$11,990
3/18	$11,338	$10,572	$11,918	$11,916
4/18	$11,388	$10,501	$11,997	$11,996
5/18	$11,380	$10,559	$11,996	$11,994
6/18	$11,390	$10,543	$12,037	$12,035
7/18	$11,504	$10,565	$12,172	$12,170
8/18	$11,577	$10,618	$12,260	$12,258
9/18	$11,607	$10,572	$12,331	$12,329
10/18	$11,453	$10,484	$12,129	$12,127
11/18	$11,339	$10,531	$12,019	$12,017
12/18	$11,100	$10,696	$11,755	$11,754
1/19	$11,574	$10,843	$12,295	$12,294
2/19	$11,750	$10,855	$12,503	$12,501
3/19	$11,825	$11,051	$12,625	$12,624
4/19	$11,964	$11,066	$12,802	$12,800
5/19	$11,869	$11,236	$12,639	$12,638
6/19	$12,116	$11,395	$12,949	$12,947
7/19	$12,150	$11,429	$13,015	$13,014
8/19	$12,205	$11,687	$13,066	$13,065
9/19	$12,281	$11,637	$13,108	$13,106
10/19	$12,294	$11,674	$13,138	$13,136
11/19	$12,327	$11,672	$13,174	$13,172
12/19	$12,538	$11,689	$13,449	$13,448
1/20	$12,506	$11,899	$13,450	$13,448
2/20	$12,315	$12,077	$13,241	$13,240
3/20	$11,006	$11,841	$11,683	$11,683
4/20	$11,467	$12,078	$12,127	$12,127
5/20	$11,887	$12,191	$12,677	$12,682
6/20	$11,921	$12,293	$12,798	$12,805
7/20	$12,459	$12,509	$13,405	$13,417
8/20	$12,518	$12,437	$13,539	$13,549
9/20	$12,414	$12,414	$13,399	$13,408
10/20	$12,451	$12,370	$13,459	$13,470
11/20	$12,904	$12,531	$13,999	$14,010
12/20	$13,104	$12,575	$14,266	$14,277
1/21	$13,141	$12,496	$14,321	$14,332
2/21	$13,196	$12,334	$14,371	$14,381
3/21	$13,201	$12,191	$14,396	$14,406
4/21	$13,348	$12,293	$14,554	$14,564
5/21	$13,377	$12,340	$14,596	$14,606
6/21	$13,572	$12,430	$14,794	$14,806
7/21	$13,602	$12,555	$14,846	$14,858
8/21	$13,656	$12,547	$14,928	$14,939
9/21	$13,684	$12,440	$14,934	$14,944
10/21	$13,689	$12,429	$14,906	$14,918
11/21	$13,546	$12,444	$14,752	$14,765
12/21	$13,822	$12,436	$15,029	$15,043
1/22	$13,433	$12,163	$14,617	$14,629
2/22	$13,508	$11,998	$14,486	$14,498
3/22	$13,389	$11,676	$14,353	$14,364
4/22	$12,969	$11,240	$13,832	$13,841
5/22	$12,975	$11,302	$13,865	$13,876
6/22	$12,174	$11,076	$12,920	$12,931
7/22	$12,861	$11,355	$13,698	$13,710
8/22	$12,613	$11,060	$13,371	$13,382
9/22	$12,133	$10,583	$12,834	$12,844
10/22	$12,446	$10,467	$13,199	$13,209
11/22	$12,759	$10,857	$13,444	$13,457
12/22	$12,661	$10,820	$13,344	$13,355
1/23	$13,134	$11,156	$13,866	$13,877
2/23	$12,926	$10,882	$13,688	$13,698
3/23	$13,141	$11,137	$13,840	$13,852
4/23	$13,223	$11,205	$13,975	$13,986
5/23	$13,073	$11,089	$13,842	$13,853
6/23	$13,267	$11,072	$14,067	$14,078
7/23	$13,434	$11,083	$14,268	$14,279
8/23	$13,442	$11,016	$14,310	$14,320
9/23	$13,292	$10,753	$14,142	$14,153
10/23	$13,140	$10,592	$13,966	$13,978
11/23	$13,666	$11,068	$14,603	$14,614
12/23	$14,114	$11,488	$15,142	$15,152
1/24	$14,148	$11,461	$15,145	$15,155
2/24	$14,157	$11,323	$15,190	$15,200
3/24	$14,335	$11,435	$15,371	$15,381
4/24	$14,208	$11,167	$15,217	$15,227
5/24	$14,359	$11,352	$15,390	$15,400
6/24	$14,513	$11,456	$15,538	$15,549
7/24	$14,694	$11,716	$15,843	$15,854
8/24	$14,906	$11,889	$16,095	$16,106
9/24	$15,033	$12,052	$16,358	$16,369
10/24	$14,962	$11,778	$16,268	$16,279
11/24	$15,118	$11,902	$16,454	$16,466
12/24	$15,046	$11,722	$16,384	$16,395
1/25	$15,233	$11,793	$16,610	$16,622
2/25	$15,303	$12,037	$16,718	$16,730
3/25	$15,145	$12,034	$16,539	$16,550
4/25	$15,245	$12,077	$16,539	$16,550
5/25	$15,465	$12,015	$16,817	$16,829
6/25	$15,717	$12,203	$17,129	$17,141
7/25	$15,760	$12,185	$17,198	$17,210
8/25	$15,925	$12,331	$17,407	$17,419
9/25	$16,002	$12,462	$17,540	$17,552
10/25	$16,049	$12,544	$17,575	$17,587

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R	7.27%	5.21%	4.84%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. High Yield Index	8.03%	5.47%	5.80%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$5,061,211,843
# of Portfolio Holdings	431
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$33,238,647

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.6%
Exchange-Traded Funds	3.0%
Short-Term Investments	3.2%
Senior Floating-Rate Loans	9.0%
Corporate Bonds	83.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.8%
CCC or Lower	9.6%
B	39.3%
BB	43.1%
BBB	1.2%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

ERIBX-TSR-AR

Eaton Vance Income Fund of Boston

Class R6 EIBRX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$64	0.62%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s allocations by sector, in broadcasting and telecommunications and security selections in healthcare, automotive and auto parts sectors hurt returns

↓ An overweight allocation in B-rated securities and security selections in BB- and CCC-rated securities hampered relative returns

↓ The Fund’s allocations by duration, especially in securities with duration of 1 year or less and between 5-10 years, detracted from performance

↑ The Fund’s security selections in the retail, gaming, and energy sectors and an overweight allocation in the healthcare sector helped returns

↑ The Fund’s allocations by credit rating in non-rated and CCC- and lower-rated securities, as well as security selections in the B-rated securities also helped

↑ The Fund’s security selections, especially in securities with duration of 5 years or less, were also additive to relative returns

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/15	$5,000,000	$5,000,000	$5,000,000	$5,000,000
11/15	$4,911,510	$4,981,766	$4,888,479	$4,887,751
12/15	$4,823,243	$4,956,879	$4,762,429	$4,761,673
1/16	$4,787,992	$5,011,598	$4,687,092	$4,686,359
2/16	$4,831,618	$5,047,198	$4,708,893	$4,708,154
3/16	$4,994,659	$5,109,053	$4,917,047	$4,916,273
4/16	$5,103,224	$5,143,862	$5,113,523	$5,112,716
5/16	$5,121,970	$5,147,880	$5,150,413	$5,149,608
6/16	$5,149,094	$5,238,507	$5,206,253	$5,205,423
7/16	$5,251,092	$5,281,675	$5,337,746	$5,336,899
8/16	$5,343,185	$5,287,372	$5,456,640	$5,455,774
9/16	$5,369,593	$5,288,629	$5,491,932	$5,491,070
10/16	$5,368,903	$5,253,543	$5,509,096	$5,508,230
11/16	$5,357,901	$5,135,458	$5,487,368	$5,486,507
12/16	$5,451,866	$5,150,713	$5,595,260	$5,594,425
1/17	$5,508,253	$5,168,885	$5,670,352	$5,669,548
2/17	$5,571,191	$5,208,767	$5,758,748	$5,758,020
3/17	$5,569,826	$5,207,022	$5,746,653	$5,745,938
4/17	$5,635,136	$5,250,226	$5,811,694	$5,811,043
5/17	$5,682,254	$5,290,734	$5,863,387	$5,862,946
6/17	$5,689,717	$5,286,248	$5,869,607	$5,869,135
7/17	$5,737,291	$5,312,578	$5,937,456	$5,936,831
8/17	$5,735,893	$5,358,413	$5,935,858	$5,935,292
9/17	$5,783,024	$5,339,555	$5,989,120	$5,988,615
10/17	$5,801,485	$5,345,966	$6,012,490	$6,011,725
11/17	$5,789,161	$5,337,876	$5,996,449	$5,995,594
12/17	$5,797,769	$5,361,408	$6,013,930	$6,013,069
1/18	$5,826,586	$5,309,816	$6,052,491	$6,051,623
2/18	$5,781,811	$5,259,468	$5,996,060	$5,995,204
3/18	$5,749,827	$5,285,995	$5,959,040	$5,958,192
4/18	$5,778,124	$5,250,724	$5,998,681	$5,997,824
5/18	$5,776,663	$5,279,359	$5,997,831	$5,996,919
6/18	$5,784,576	$5,271,702	$6,018,552	$6,017,628
7/18	$5,845,412	$5,282,735	$6,085,796	$6,084,871
8/18	$5,885,683	$5,308,761	$6,129,872	$6,128,938
9/18	$5,904,208	$5,286,013	$6,165,495	$6,164,553
10/18	$5,828,908	$5,241,794	$6,064,485	$6,063,600
11/18	$5,773,435	$5,265,368	$6,009,437	$6,008,576
12/18	$5,654,749	$5,347,748	$5,877,656	$5,876,876
1/19	$5,899,552	$5,421,482	$6,147,583	$6,146,798
2/19	$5,991,935	$5,427,391	$6,251,386	$6,250,586
3/19	$6,033,662	$5,525,397	$6,312,640	$6,311,832
4/19	$6,107,216	$5,533,131	$6,400,964	$6,400,137
5/19	$6,061,963	$5,617,891	$6,319,595	$6,318,787
6/19	$6,191,172	$5,697,352	$6,474,558	$6,473,731
7/19	$6,211,676	$5,714,311	$6,507,719	$6,506,878
8/19	$6,243,377	$5,843,610	$6,533,105	$6,532,270
9/19	$6,285,361	$5,818,293	$6,553,825	$6,552,979
10/19	$6,294,974	$5,837,092	$6,569,045	$6,568,195
11/19	$6,314,858	$5,835,924	$6,586,987	$6,586,132
12/19	$6,426,420	$5,844,621	$6,724,671	$6,723,811
1/20	$6,413,430	$5,949,520	$6,724,959	$6,724,096
2/20	$6,318,241	$6,038,603	$6,620,724	$6,619,880
3/20	$5,650,322	$5,920,648	$5,841,558	$5,841,461
4/20	$5,890,267	$6,039,247	$6,063,650	$6,063,457
5/20	$6,109,356	$6,095,652	$6,338,717	$6,340,778
6/20	$6,129,983	$6,146,514	$6,398,934	$6,402,581
7/20	$6,398,410	$6,254,483	$6,702,597	$6,708,499
8/20	$6,443,953	$6,218,418	$6,769,597	$6,774,514
9/20	$6,393,704	$6,207,211	$6,699,430	$6,703,892
10/20	$6,415,867	$6,185,025	$6,729,653	$6,735,239
11/20	$6,652,903	$6,265,736	$6,999,407	$7,004,833
12/20	$6,759,662	$6,287,373	$7,133,074	$7,138,438
1/21	$6,782,170	$6,247,854	$7,160,591	$7,165,760
2/21	$6,813,601	$6,167,238	$7,185,271	$7,190,728
3/21	$6,819,681	$6,095,467	$7,198,014	$7,202,971
4/21	$6,898,524	$6,146,723	$7,276,763	$7,281,982
5/21	$6,916,998	$6,170,168	$7,297,771	$7,303,000
6/21	$7,021,329	$6,215,150	$7,397,125	$7,402,782
7/21	$7,039,965	$6,277,558	$7,423,087	$7,429,131
8/21	$7,071,188	$6,273,367	$7,464,053	$7,469,649
9/21	$7,088,978	$6,219,796	$7,467,091	$7,472,155
10/21	$7,082,633	$6,214,712	$7,453,037	$7,458,863
11/21	$7,024,559	$6,222,219	$7,375,771	$7,382,425
12/21	$7,158,140	$6,218,024	$7,514,478	$7,521,314
1/22	$6,972,756	$6,081,699	$7,308,470	$7,314,558
2/22	$7,014,559	$5,998,781	$7,243,026	$7,248,881
3/22	$6,956,495	$5,837,841	$7,176,718	$7,181,809
4/22	$6,741,665	$5,620,104	$6,916,021	$6,920,563
5/22	$6,748,134	$5,651,027	$6,932,566	$6,937,889
6/22	$6,335,091	$5,538,106	$6,460,245	$6,465,651
7/22	$6,696,493	$5,677,345	$6,849,022	$6,855,072
8/22	$6,557,768	$5,529,755	$6,685,390	$6,690,911
9/22	$6,324,350	$5,291,512	$6,416,904	$6,421,813
10/22	$6,491,091	$5,233,452	$6,599,485	$6,604,621
11/22	$6,657,612	$5,428,589	$6,722,223	$6,728,255
12/22	$6,596,925	$5,410,151	$6,672,071	$6,677,581
1/23	$6,861,032	$5,577,976	$6,932,854	$6,938,647
2/23	$6,755,603	$5,440,916	$6,843,925	$6,848,855
3/23	$6,871,802	$5,568,556	$6,919,967	$6,925,951
4/23	$6,917,953	$5,602,573	$6,987,398	$6,992,799
5/23	$6,842,809	$5,544,487	$6,920,845	$6,926,403
6/23	$6,934,163	$5,535,870	$7,033,418	$7,039,147
7/23	$7,024,725	$5,541,373	$7,133,938	$7,139,386
8/23	$7,046,676	$5,508,004	$7,155,162	$7,159,757
9/23	$6,971,281	$5,376,665	$7,071,086	$7,076,488
10/23	$6,880,765	$5,295,810	$6,982,790	$6,988,902
11/23	$7,160,017	$5,534,147	$7,301,558	$7,306,773
12/23	$7,398,745	$5,744,136	$7,571,009	$7,576,233
1/24	$7,420,516	$5,730,389	$7,572,464	$7,577,638
2/24	$7,428,853	$5,661,684	$7,594,883	$7,600,077
3/24	$7,525,986	$5,717,273	$7,685,353	$7,690,611
4/24	$7,462,593	$5,583,670	$7,608,505	$7,613,702
5/24	$7,560,657	$5,676,226	$7,694,842	$7,700,092
6/24	$7,630,685	$5,728,116	$7,769,113	$7,774,424
7/24	$7,744,889	$5,858,131	$7,921,571	$7,926,985
8/24	$7,860,235	$5,944,368	$8,047,578	$8,053,074
9/24	$7,930,651	$6,025,898	$8,179,085	$8,184,674
10/24	$7,896,944	$5,889,033	$8,134,073	$8,139,630
11/24	$7,983,069	$5,951,119	$8,227,221	$8,232,842
12/24	$7,948,988	$5,861,240	$8,191,958	$8,197,551
1/25	$8,036,352	$5,896,559	$8,305,077	$8,310,752
2/25	$8,092,600	$6,018,474	$8,359,060	$8,364,776
3/25	$8,012,731	$6,017,038	$8,269,339	$8,274,989
4/25	$8,054,743	$6,038,290	$8,269,526	$8,275,184
5/25	$8,175,171	$6,007,665	$8,408,607	$8,414,349
6/25	$8,312,519	$6,101,262	$8,564,651	$8,570,503
7/25	$8,339,427	$6,092,553	$8,598,993	$8,604,875
8/25	$8,446,899	$6,165,735	$8,703,718	$8,709,668
9/25	$8,491,572	$6,231,062	$8,770,170	$8,776,169
10/25	$8,520,845	$6,272,211	$8,787,420	$8,793,424

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R6	7.90%	5.84%	5.47%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. High Yield Index	8.03%	5.47%	5.80%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$5,061,211,843
# of Portfolio Holdings	431
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$33,238,647

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.6%
Exchange-Traded Funds	3.0%
Short-Term Investments	3.2%
Senior Floating-Rate Loans	9.0%
Corporate Bonds	83.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.8%
CCC or Lower	9.6%
B	39.3%
BB	43.1%
BBB	1.2%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

EIBRX-TSR-AR

(b) Not applicable

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Eaton Vance Income Fund of Boston (the “Fund”) is a series of Eaton Vance Series Trust II (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 2 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

(a)-(d)

The following table presents the aggregate fees billed to the fund for the fund’s fiscal years ended October 31, 2024 and October 31, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance Income Fund of Boston

Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$96,200	$96,584
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$227

Total	$96,200	$96,811

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (June 30 and October 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	6/30/24	10/31/24	6/30/25	10/31/25
Audit Fees	$80,600	$96,200	$80,600	$96,584
Audit-Related Fees(1)	$0	$0	$0	$0
Tax Fees(2)	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$0	$227

Total	$80,600	$96,200	$80,600	$96,811

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	6/30/24	10/31/24	6/30/25	10/31/25
Registrant(1)	$0	$0	$0	$227
Eaton Vance(2)	$18,490	$18,490	$18,490	$18,490

(1)	Includes all of the Series of the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Income Fund of Boston
Annual Financial Statements and
Additional Information
October 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information October 31, 2025
Eaton Vance
Income Fund of Boston
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Income Fund of Boston
October 31, 2025
Portfolio of Investments

Common Stocks — 0.8%
Security	Shares	Value
Energy — 0.3%
Ascent CNR Corp., Class A(1)(2)(3)	320,298	$ 10,781,230
Energy Transfer LP	275,000	4,628,250
		$ 15,409,480
Environmental — 0.4%
GFL Environmental, Inc.	425,300	$ 18,581,357
		$ 18,581,357
Healthcare — 0.0%†
Mallinckrodt PLC(2)	2,829	$ 291,387
		$ 291,387
Leisure — 0.0%
iFIT Health and Fitness, Inc.(1)(2)(3)	128,520	$ 0
		$ 0
Paper — 0.1%
Enviva LLC(2)(3)	294,626	$ 4,861,329
		$ 4,861,329
Total Common Stocks (identified cost $19,795,103)		$ 39,143,553

Convertible Bonds — 0.1%
Security	Principal Amount (000's omitted)	Value
Homebuilders & Real Estate — 0.1%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	$6,705	$ 6,449,642
Total Convertible Bonds (identified cost $6,409,428)		$ 6,449,642

Corporate Bonds — 82.5%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 2.9%
Amentum Holdings, Inc., 7.25%, 8/1/32(4)	8,973	$ 9,346,367
Axon Enterprise, Inc.:
6.125%, 3/15/30(4)	4,720	4,859,419
Security	Principal Amount* (000's omitted)	Value
Aerospace (continued)
Axon Enterprise, Inc.: (continued)
6.25%, 3/15/33(4)	3,595	$ 3,724,797
Bombardier, Inc.:
7.00%, 6/1/32(4)	5,850	6,149,175
7.25%, 7/1/31(4)	7,050	7,491,823
7.875%, 4/15/27(4)	329	330,306
8.75%, 11/15/30(4)	5,005	5,404,159
BWX Technologies, Inc.:
4.125%, 6/30/28(4)	7,395	7,251,594
4.125%, 4/15/29(4)	6,258	6,126,605
CACI International, Inc., 6.375%, 6/15/33(4)	9,195	9,571,719
Moog, Inc., 4.25%, 12/15/27(4)	9,038	8,965,645
Science Applications International Corp.:
4.875%, 4/1/28(4)	13,780	13,683,253
5.875%, 11/1/33(4)	9,170	9,152,026
TransDigm, Inc.:
4.625%, 1/15/29	10,410	10,247,064
6.25%, 1/31/34(4)	3,160	3,268,164
6.375%, 3/1/29(4)	5,490	5,646,108
6.625%, 3/1/32(4)	8,770	9,079,835
6.75%, 8/15/28(4)	14,034	14,328,391
6.75%, 1/31/34(4)	12,600	13,066,490
		$ 147,692,940
Air Transportation — 0.7%
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(4)	10,139	$ 10,729,411
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(4)	21,803	21,076,559
9.50%, 6/1/28(4)	3,594	3,740,147
		$ 35,546,117
Automotive & Auto Parts — 2.0%
Belron U.K. Finance PLC, 5.75%, 10/15/29(4)	18,438	$ 18,693,975
Champions Financing, Inc., 8.75%, 2/15/29(4)	6,016	5,837,880
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 2/15/30(4)	7,238	7,508,484
6.75%, 9/15/32(4)	13,100	13,413,772
Ford Motor Co., 4.75%, 1/15/43	14,181	11,419,857
Goodyear Tire & Rubber Co., 5.00%, 7/15/29	10,878	10,363,445
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(4)	18,360	10,997,548
Wand NewCo 3, Inc., 7.625%, 1/30/32(4)	20,231	21,164,135
		$ 99,399,096

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Broadcasting — 0.7%
Playtika Holding Corp., 4.25%, 3/15/29(4)		7,148	$ 6,462,471
Sinclair Television Group, Inc.:
4.375%, 12/31/32(4)		1,362	999,368
8.125%, 2/15/33(4)		11,342	11,571,959
Univision Communications, Inc., 9.375%, 8/1/32(4)		9,467	10,003,142
Warnermedia Holdings, Inc., 5.05%, 3/15/42		10,489	8,431,163
			$ 37,468,103
Building Materials — 4.4%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(4)		8,442	$ 8,837,395
Builders FirstSource, Inc.:
4.25%, 2/1/32(4)		21,637	20,487,416
5.00%, 3/1/30(4)		6,706	6,644,219
CP Atlas Buyer, Inc.:
9.75%, 7/15/30(4)		11,961	12,488,032
12.75%, (7.00% cash and 5.75% PIK), 1/15/31(4)		7,596	7,445,614
JH North America Holdings, Inc.:
5.875%, 1/31/31(4)		6,650	6,786,757
6.125%, 7/31/32(4)		8,488	8,711,489
Masterbrand, Inc., 7.00%, 7/15/32(4)		18,506	19,227,530
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(4)		5,685	5,530,362
Park River Holdings, Inc.:
8.00%, 3/15/31(4)		9,348	9,631,096
8.75%, 12/31/30(4)		2,533	2,532,240
Quikrete Holdings, Inc.:
6.375%, 3/1/32(4)		17,662	18,332,662
6.75%, 3/1/33(4)		19,486	20,293,656
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(4)		24,200	24,138,648
Standard Building Solutions, Inc., 6.50%, 8/15/32(4)		5,780	5,947,688
Standard Industries, Inc.:
2.25%, 11/21/26(5)	EUR	1,330	1,526,425
3.375%, 1/15/31(4)		12,477	11,371,517
4.375%, 7/15/30(4)		17,344	16,740,802
4.75%, 1/15/28(4)		4,405	4,393,658
White Cap Supply Holdings LLC, 7.375%, 11/15/30(4)(6)		13,155	13,315,589
			$ 224,382,795
Cable & Satellite TV — 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(4)		9,067	$ 8,215,505
Security	Principal Amount* (000's omitted)	Value
Cable & Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.: (continued)
4.25%, 1/15/34(4)	18,102	$ 15,220,498
4.50%, 8/15/30(4)	38,391	36,016,294
4.75%, 3/1/30(4)	15,026	14,297,466
5.375%, 6/1/29(4)	3,899	3,850,920
6.375%, 9/1/29(4)	15,303	15,433,305
CSC Holdings LLC:
3.375%, 2/15/31(4)	10,446	6,333,160
4.125%, 12/1/30(4)	6,097	3,757,618
5.50%, 4/15/27(4)	7,135	6,627,340
11.75%, 1/31/29(4)	8,299	6,561,069
DISH Network Corp., 11.75%, 11/15/27(4)	9,319	9,816,709
Versant Media Group, Inc., 7.25%, 1/30/31(4)	7,910	8,067,822
		$ 134,197,706
Capital Goods — 2.2%
Arcosa, Inc., 6.875%, 8/15/32(4)	9,029	$ 9,489,262
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(4)(7)	11,415	11,856,218
Calderys Financing LLC, 11.25%, 6/1/28(4)	19,268	20,381,209
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(4)	18,255	18,789,525
JB Poindexter & Co., Inc., 8.75%, 12/15/31(4)	12,972	13,590,920
Madison IAQ LLC, 5.875%, 6/30/29(4)	9,927	9,736,164
New Flyer Holdings, Inc., 9.25%, 7/1/30(4)	11,665	12,430,014
Patrick Industries, Inc.:
4.75%, 5/1/29(4)	7,583	7,468,950
6.375%, 11/1/32(4)	8,450	8,624,256
		$ 112,366,518
Chemicals — 2.7%
Avient Corp.:
6.25%, 11/1/31(4)	7,642	$ 7,808,723
7.125%, 8/1/30(4)	14,919	15,367,062
Celanese U.S. Holdings LLC, 7.20%, 11/15/33	29,754	30,534,418
Compass Minerals International, Inc.:
6.75%, 12/1/27(4)	2,773	2,789,153
8.00%, 7/1/30(4)	12,809	13,340,227
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(4)	3,632	3,238,464
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(4)	35,225	35,092,179

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Valvoline, Inc., 3.625%, 6/15/31(4)		21,844	$ 19,945,324
WR Grace Holdings LLC, 7.375%, 3/1/31(4)		7,410	7,429,481
			$ 135,545,031
Consumer Products — 0.7%
Acushnet Co., 7.375%, 10/15/28(4)		9,379	$ 9,739,533
Somnigroup International, Inc.:
3.875%, 10/15/31(4)		20,366	18,845,969
4.00%, 4/15/29(4)		4,860	4,686,002
			$ 33,271,504
Containers — 1.6%
Ardagh Group SA, 9.50%, 12/1/30(4)(6)		11,700	$ 12,489,750
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(5)	EUR	8,530	9,191,638
4.00%, 9/1/29(4)		9,647	9,001,810
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(4)		19,039	19,119,211
8.75%, 4/15/30(4)		16,969	17,018,295
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(4)		15,475	14,524,360
			$ 81,345,064
Diversified Financial Services — 4.4%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(8)(9)		19,279	$ 18,908,756
Azorra Finance Ltd., 7.25%, 1/15/31(4)		11,249	11,794,160
Block, Inc.:
5.625%, 8/15/30(4)		10,750	10,919,141
6.00%, 8/15/33(4)		12,039	12,318,437
Boost Newco Borrower LLC, 7.50%, 1/15/31(4)		10,943	11,633,832
CI Financial Corp., 4.10%, 6/15/51		11,470	8,265,987
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(4)		13,805	12,516,561
Diebold Nixdorf, Inc., 7.75%, 3/31/30(4)		16,501	17,515,036
Focus Financial Partners LLC, 6.75%, 9/15/31(4)		13,490	13,917,087
Hightower Holding LLC, 9.125%, 1/31/30(4)		15,794	17,007,785
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(4)		21,145	22,293,956
Rocket Cos., Inc.:
6.125%, 8/1/30(4)		10,680	11,023,394
6.375%, 8/1/33(4)		16,030	16,718,969
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(4)		16,844	16,195,112
4.00%, 10/15/33(4)		1,745	1,608,373
Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services (continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(4)	9,349	$ 9,664,093
UWM Holdings LLC, 6.25%, 3/15/31(4)	12,605	12,590,202
		$ 224,890,881
Diversified Media — 2.0%
Arches Buyer, Inc.:
4.25%, 6/1/28(4)	4,924	$ 4,815,189
6.125%, 12/1/28(4)	16,553	16,159,143
Cars.com, Inc., 6.375%, 11/1/28(4)	12,606	12,565,617
Clear Channel Outdoor Holdings, Inc.:
7.125%, 2/15/31(4)	5,953	6,144,617
7.50%, 3/15/33(4)	2,597	2,718,147
7.75%, 4/15/28(4)	11,602	11,523,674
7.875%, 4/1/30(4)	6,825	7,161,077
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.375%, 2/15/31(4)	12,085	12,776,320
Snap, Inc., 6.875%, 3/1/33(4)	17,002	17,404,522
Stagwell Global LLC, 5.625%, 8/15/29(4)	11,944	11,391,734
		$ 102,660,040
Energy — 7.5%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(4)	12,440	$ 12,916,805
Civitas Resources, Inc., 8.625%, 11/1/30(4)	16,417	16,986,391
Energy Transfer LP, 5.00%, 5/15/50	11,310	9,600,088
Global Partners LP/GLP Finance Corp.:
6.875%, 1/15/29	4,945	5,008,736
7.125%, 7/1/33(4)	6,581	6,681,334
8.25%, 1/15/32(4)	12,206	12,770,918
Kinetik Holdings LP, 5.875%, 6/15/30(4)	14,097	14,213,075
Kodiak Gas Services LLC:
6.50%, 10/1/33(4)	8,413	8,626,631
6.75%, 10/1/35(4)	3,505	3,611,762
Matador Resources Co., 6.50%, 4/15/32(4)	11,920	12,040,750
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(4)	5,395	5,526,390
8.375%, 2/15/32(4)	8,324	8,518,673
Parkland Corp.:
4.50%, 10/1/29(4)	4,484	4,343,114
4.625%, 5/1/30(4)	14,972	14,536,731
Permian Resources Operating LLC:
5.875%, 7/1/29(4)	7,038	7,049,500
6.25%, 2/1/33(4)	8,030	8,178,242

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Permian Resources Operating LLC: (continued)
7.00%, 1/15/32(4)	10,063	$ 10,448,041
Plains All American Pipeline LP, Series B, 8.583%, (3 mo. SOFR + 4.372%)(8)(10)	15,883	15,926,456
Precision Drilling Corp., 6.875%, 1/15/29(4)	6,261	6,300,751
SM Energy Co., 7.00%, 8/1/32(4)	9,120	8,930,853
Sunoco LP:
5.875%, 3/15/34(4)	10,265	10,269,937
7.25%, 5/1/32(4)	9,250	9,759,934
7.875% to 9/18/30(4)(8)(9)	37,355	37,962,579
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/29	3,307	3,245,321
4.50%, 4/30/30	15,071	14,610,649
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(4)	17,270	16,759,761
Transocean International Ltd.:
7.875%, 10/15/32(4)	2,160	2,226,548
8.25%, 5/15/29(4)	10,372	10,441,482
8.75%, 2/15/30(4)	3,824	4,015,841
Venture Global LNG, Inc.:
9.00% to 9/30/29(4)(8)(9)	9,708	9,083,055
9.50%, 2/1/29(4)	13,239	14,256,920
9.875%, 2/1/32(4)	2,874	3,071,665
Vital Energy, Inc.:
7.875%, 4/15/32(4)	2,921	2,767,087
9.75%, 10/15/30	3,838	3,954,403
VoltaGrid LLC, 7.375%, 11/1/30(4)(6)	15,535	15,809,610
WBI Operating LLC:
6.25%, 10/15/30(4)	12,425	12,421,832
6.50%, 10/15/33(4)	10,760	10,766,833
Weatherford International Ltd., 6.75%, 10/15/33(4)	7,150	7,311,812
		$ 380,950,510
Environmental — 0.9%
Clean Harbors, Inc.:
5.125%, 7/15/29(4)	3,915	$ 3,912,534
6.375%, 2/1/31(4)	5,106	5,235,733
GFL Environmental, Inc., 4.75%, 6/15/29(4)	23,143	22,918,946
Reworld Holding Corp., 4.875%, 12/1/29(4)	9,576	9,023,213
Wrangler Holdco Corp., 6.625%, 4/1/32(4)	5,780	6,045,452
		$ 47,135,878
Food & Drug Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30(4)	14,265	$ 14,105,680
Security	Principal Amount* (000's omitted)	Value
Food & Drug Retail (continued)
Ingles Markets, Inc., 4.00%, 6/15/31(4)	13,742	$ 12,892,226
		$ 26,997,906
Food, Beverage & Tobacco — 3.5%
BellRing Brands, Inc., 7.00%, 3/15/30(4)	13,002	$ 13,420,573
Cerdia Finanz GmbH, 9.375%, 10/3/31(4)	23,050	24,129,053
Chobani Holdco II LLC, 9.50% PIK to 4/1/26, 10/1/29(4)	22,916	24,331,845
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(4)	10,793	10,754,170
7.625%, 7/1/29(4)	19,046	19,831,743
Performance Food Group, Inc.:
4.25%, 8/1/29(4)	21,242	20,740,931
6.125%, 9/15/32(4)	8,085	8,310,960
Pilgrim's Pride Corp., 3.50%, 3/1/32	17,892	16,412,922
Post Holdings, Inc., 6.25%, 2/15/32(4)	9,643	9,924,003
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(4)	14,437	14,474,753
U.S. Foods, Inc., 4.75%, 2/15/29(4)	14,226	14,083,417
		$ 176,414,370
Gaming — 2.9%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(4)	17,067	$ 17,715,990
Brightstar Lottery PLC:
5.25%, 1/15/29(4)	5,036	5,026,531
6.25%, 1/15/27(4)	8,872	8,965,396
Caesars Entertainment, Inc.:
6.00%, 10/15/32(4)	4,436	4,235,663
6.50%, 2/15/32(4)	8,605	8,682,032
7.00%, 2/15/30(4)	5,770	5,940,469
Churchill Downs, Inc., 5.75%, 4/1/30(4)	13,800	13,857,601
Flutter Treasury DAC, 5.875%, 6/4/31(4)	12,779	12,946,724
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(4)	13,614	14,103,770
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(4)	14,499	15,060,958
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 6.25%, 10/15/30(4)	10,700	10,793,898
Voyager Parent LLC, 9.25%, 7/1/32(4)	25,955	27,229,598
		$ 144,558,630
Healthcare — 8.2%
1261229 BC Ltd., 10.00%, 4/15/32(4)	23,288	$ 24,365,641
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(4)	6,346	6,661,339

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
athenahealth Group, Inc., 6.50%, 2/15/30(4)	36,396	$ 35,663,651
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(4)	10,057	9,127,834
Endo Finance Holdings, Inc., 8.50%, 4/15/31(4)	5,459	5,792,943
Fortrea Holdings, Inc., 7.50%, 7/1/30(4)	9,100	8,747,732
Global Medical Response, Inc., 7.375%, 10/1/32(4)	11,161	11,686,571
HealthEquity, Inc., 4.50%, 10/1/29(4)	18,385	17,914,314
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(4)	5,333	5,631,675
IQVIA, Inc.:
5.00%, 5/15/27(4)	8,959	8,962,147
6.25%, 6/1/32(4)	18,500	19,305,046
6.50%, 5/15/30(4)	6,763	7,029,212
LifePoint Health, Inc.:
5.375%, 1/15/29(4)	21,560	20,923,719
10.00%, 6/1/32(4)	3,140	3,343,748
Medline Borrower LP, 5.25%, 10/1/29(4)	40,669	40,540,876
Molina Healthcare, Inc.:
3.875%, 11/15/30(4)	21,176	19,552,675
3.875%, 5/15/32(4)	3,315	2,991,944
6.25%, 1/15/33(4)	5,454	5,495,478
Option Care Health, Inc., 4.375%, 10/31/29(4)	16,978	16,398,892
P&L Development LLC/PLD Finance Corp., 12.00%, (12.00% cash or 9.00% cash and 3.50% PIK), 5/15/29(4)(7)	6,643	6,836,985
Perrigo Finance Unlimited Co.:
4.90%, 6/15/30	14,588	14,281,900
4.90%, 12/15/44	4,838	4,002,176
Prestige Brands, Inc., 3.75%, 4/1/31(4)	6,484	6,021,370
Surgery Center Holdings, Inc., 7.25%, 4/15/32(4)	6,349	6,540,499
Team Health Holdings, Inc.:
8.375%, 6/30/28(4)	8,130	8,222,641
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(4)	14,370	15,510,738
Tenet Healthcare Corp.:
4.375%, 1/15/30	2,025	1,978,029
5.125%, 11/1/27	10,354	10,349,612
6.125%, 10/1/28	13,481	13,506,803
Teva Pharmaceutical Finance Netherlands III BV:
4.10%, 10/1/46	31,561	23,740,049
6.00%, 12/1/32	9,320	9,735,141
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(4)	18,498	18,859,821
Varex Imaging Corp., 7.875%, 10/15/27(4)	4,701	4,813,138
		$ 414,534,339
Security	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate — 2.6%
Artera Services LLC, 8.50%, 2/15/31(4)	12,890	$ 11,165,951
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(4)	6,087	5,768,388
4.625%, 4/1/30(4)	9,168	8,654,448
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(4)	10,767	10,860,275
8.875%, 9/1/31(4)	7,495	8,035,205
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(4)	17,772	18,807,343
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(4)	5,700	5,827,834
8.375%, 10/1/33(4)	5,965	6,112,509
M/I Homes, Inc.:
3.95%, 2/15/30	3,678	3,505,622
4.95%, 2/1/28	5,827	5,812,719
New Home Co., Inc., 8.50%, 11/1/30(4)	13,338	13,819,075
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(4)	4,750	4,590,896
4.625%, 3/15/30(4)	13,023	12,591,265
TopBuild Corp., 4.125%, 2/15/32(4)	14,345	13,520,492
		$ 129,072,022
Insurance — 1.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(4)	7,158	$ 7,349,383
6.75%, 10/15/27(4)	27,363	27,485,532
7.00%, 1/15/31(4)	6,503	6,741,647
7.375%, 10/1/32(4)	2,145	2,215,894
Panther Escrow Issuer LLC, 7.125%, 6/1/31(4)	13,857	14,332,323
Ryan Specialty LLC, 5.875%, 8/1/32(4)	11,802	12,009,491
		$ 70,134,270
Leisure — 1.4%
Carnival Corp., 5.75%, 8/1/32(4)	11,355	$ 11,678,989
Motion Finco SARL, 8.375%, 2/15/32(4)	11,406	9,605,843
NCL Corp. Ltd.:
6.75%, 2/1/32(4)	12,440	12,790,634
7.75%, 2/15/29(4)	12,225	13,083,351
NCL Finance Ltd., 6.125%, 3/15/28(4)	8,603	8,790,267

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Leisure (continued)
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(4)	12,299	$ 12,205,215
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(4)	3,758	3,756,647
		$ 71,910,946
Metals & Mining — 2.2%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(4)	20,962	$ 23,323,726
Constellium SE, 3.75%, 4/15/29(4)	13,651	13,043,860
Eldorado Gold Corp., 6.25%, 9/1/29(4)	11,513	11,545,248
First Quantum Minerals Ltd.:
7.25%, 2/15/34(4)	4,730	4,915,870
8.00%, 3/1/33(4)	6,310	6,714,048
9.375%, 3/1/29(4)	13,383	14,177,562
Hudbay Minerals, Inc.:
4.50%, 4/1/26(4)	7,965	7,949,955
6.125%, 4/1/29(4)	4,833	4,897,245
Novelis Corp.:
3.875%, 8/15/31(4)	5,839	5,354,653
4.75%, 1/30/30(4)	8,807	8,518,472
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(4)	12,318	12,086,376
		$ 112,527,015
Publishing & Printing — 0.8%
Cimpress PLC, 7.375%, 9/15/32(4)	9,476	$ 9,642,664
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(4)	7,890	7,879,842
7.375%, 9/1/31(4)	6,300	6,471,410
8.00%, 8/1/29(4)	16,010	16,150,696
		$ 40,144,612
Railroad — 0.3%
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(4)	12,025	$ 12,469,264
		$ 12,469,264
Restaurant — 1.0%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(4)	15,055	$ 14,799,036
4.00%, 10/15/30(4)	18,775	17,778,391
4.375%, 1/15/28(4)	6,797	6,717,343
Yum! Brands, Inc., 3.625%, 3/15/31	14,366	13,505,046
		$ 52,799,816
Security	Principal Amount* (000's omitted)	Value
Services — 5.7%
Adtalem Global Education, Inc., 5.50%, 3/1/28(4)	14,418	$ 14,444,529
Allied Universal Holdco LLC, 7.875%, 2/15/31(4)	5,200	5,419,704
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(4)	12,038	11,778,903
6.875%, 6/15/30(4)	6,290	6,458,427
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(4)	10,297	10,092,335
APi Group DE, Inc., 4.75%, 10/15/29(4)	12,913	12,663,101
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32(4)	5,045	5,172,533
Clarivate Science Holdings Corp., 4.875%, 7/1/29(4)	10,214	9,537,314
EquipmentShare.com, Inc., 8.625%, 5/15/32(4)	6,006	6,068,649
Herc Holdings, Inc.:
7.00%, 6/15/30(4)	9,780	10,242,975
7.25%, 6/15/33(4)	8,385	8,846,745
Imola Merger Corp., 4.75%, 5/15/29(4)	23,257	22,944,551
Korn Ferry, 4.625%, 12/15/27(4)	11,383	11,301,276
LBM Acquisition LLC:
6.25%, 1/15/29(4)	6,695	6,113,741
9.50%, 6/15/31(4)	16,952	17,757,220
NESCO Holdings II, Inc., 5.50%, 4/15/29(4)	12,665	12,391,663
RB Global Holdings, Inc.:
6.75%, 3/15/28(4)	8,900	9,098,532
7.75%, 3/15/31(4)	3,307	3,455,415
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(4)	12,015	12,101,087
VT Topco, Inc., 8.50%, 8/15/30(4)	18,452	19,208,354
WESCO Distribution, Inc.:
6.375%, 3/15/29(4)	7,083	7,326,790
6.375%, 3/15/33(4)	8,690	9,086,681
6.625%, 3/15/32(4)	7,132	7,463,281
7.25%, 6/15/28(4)	7,036	7,138,507
White Cap Buyer LLC, 6.875%, 10/15/28(4)	13,985	13,993,877
Windsor Holdings III LLC, 8.50%, 6/15/30(4)	25,883	27,356,390
		$ 287,462,580
Steel — 1.0%
Allegheny Ludlum LLC, 6.95%, 12/15/25	7,579	$ 7,633,152
ATI, Inc., 5.875%, 12/1/27	2,182	2,185,967
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(4)	11,310	11,713,371
7.50%, 9/15/31(4)	9,720	10,182,954
7.625%, 1/15/34(4)	6,785	7,059,330

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Steel (continued)
TMS International Corp., 6.25%, 4/15/29(4)	10,634	$ 10,450,252
		$ 49,225,026
Super Retail — 4.5%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(4)	4,599	$ 4,470,992
4.75%, 3/1/30	7,440	7,278,438
5.00%, 2/15/32(4)	1,923	1,853,335
Bath & Body Works, Inc.:
6.75%, 7/1/36	3,428	3,554,510
6.875%, 11/1/35	1,482	1,552,170
6.95%, 3/1/33	8,693	9,016,597
Beach Acquisition Bidco LLC, 10.00%, (10.00% cash or 10.75% PIK), 7/15/33(4)(7)	59,171	63,677,818
Champ Acquisition Corp., 8.375%, 12/1/31(4)	11,567	12,348,605
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(4)	14,420	15,387,495
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.375%, 1/15/29(4)	3,846	3,705,640
8.75%, 1/15/32(4)	4,401	4,180,991
Group 1 Automotive, Inc.:
4.00%, 8/15/28(4)	9,269	8,999,401
6.375%, 1/15/30(4)	3,895	3,980,238
Ken Garff Automotive LLC, 4.875%, 9/15/28(4)	6,394	6,293,469
LCM Investments Holdings II LLC:
4.875%, 5/1/29(4)	12,237	11,923,315
8.25%, 8/1/31(4)	2,178	2,293,441
Lithia Motors, Inc.:
3.875%, 6/1/29(4)	5,779	5,523,547
4.375%, 1/15/31(4)	8,644	8,248,199
4.625%, 12/15/27(4)	3,417	3,401,356
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(4)	23,502	23,269,293
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/32(4)	5,805	5,804,710
10.00%, 9/15/33(4)	4,745	4,776,939
Sonic Automotive, Inc.:
4.625%, 11/15/29(4)	10,255	9,980,948
4.875%, 11/15/31(4)	8,329	7,931,414
		$ 229,452,861
Technology — 2.7%
Ciena Corp., 4.00%, 1/31/30(4)	9,398	$ 9,040,761
Cloud Software Group, Inc.:
6.50%, 3/31/29(4)	8,110	8,176,283
9.00%, 9/30/29(4)	18,671	19,328,126
Security	Principal Amount* (000's omitted)	Value
Technology (continued)
Fair Isaac Corp., 4.00%, 6/15/28(4)	11,619	$ 11,413,313
Insight Enterprises, Inc., 6.625%, 5/15/32(4)	11,010	11,281,088
McAfee Corp., 7.375%, 2/15/30(4)	15,694	14,387,953
ON Semiconductor Corp., 3.875%, 9/1/28(4)	12,604	12,310,647
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(4)	7,002	7,989,364
Sensata Technologies, Inc.:
3.75%, 2/15/31(4)	13,624	12,674,998
6.625%, 7/15/32(4)	3,675	3,830,607
VM Consolidated, Inc., 5.50%, 4/15/29(4)	15,350	15,223,719
WULF Compute LLC, 7.75%, 10/15/30(4)	8,485	8,820,624
		$ 134,477,483
Telecommunications — 3.1%
Altice Financing SA:
5.00%, 1/15/28(4)	7,164	$ 5,346,605
5.75%, 8/15/29(4)	4,609	3,358,855
C&W Senior Finance Ltd., 9.00%, 1/15/33(4)	6,795	6,933,863
EchoStar Corp., 10.75%, 11/30/29	15,584	17,167,404
Iliad Holding SAS:
7.00%, 4/15/32(4)	7,770	7,961,313
8.50%, 4/15/31(4)	6,145	6,601,241
Level 3 Financing, Inc.:
3.875%, 10/15/30(4)	2,385	2,148,736
4.50%, 4/1/30(4)	7,711	7,161,169
7.00%, 3/31/34(4)	4,299	4,420,438
Sable International Finance Ltd., 7.125%, 10/15/32(4)	6,116	6,125,669
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(4)	16,524	15,370,968
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(4)	15,900	14,728,502
6.75%, 1/15/33(4)	8,025	8,054,748
7.75%, 4/15/32(4)	5,870	6,092,626
Windstream Services LLC, 7.50%, 10/15/33(4)	24,805	24,800,659
Zegona Finance PLC, 8.625%, 7/15/29(4)	16,997	18,109,947
		$ 154,382,743
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(4)	16,119	$ 15,537,291
		$ 15,537,291
Utility — 5.0%
Alpha Generation LLC, 6.75%, 10/15/32(4)	23,721	$ 24,397,571

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Utility (continued)
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(4)	13,995	$ 14,148,931
Calpine Corp.:
4.50%, 2/15/28(4)	7,229	7,215,890
5.00%, 2/1/31(4)	10,333	10,357,996
5.125%, 3/15/28(4)	10,205	10,210,257
Ferrellgas LP/Ferrellgas Finance Corp.:
5.875%, 4/1/29(4)	12,842	12,216,321
9.25%, 1/15/31(4)	5,410	5,463,601
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(4)	7,328	7,009,079
NRG Energy, Inc.:
3.625%, 2/15/31(4)	9,643	9,007,630
5.25%, 6/15/29(4)	4,345	4,366,541
5.75%, 1/15/34(4)	13,993	14,100,892
6.00%, 2/1/33(4)	10,135	10,346,132
6.00%, 1/15/36(4)	8,410	8,560,184
6.25%, 11/1/34(4)	6,750	6,954,667
10.25% to 3/15/28(4)(8)(9)	13,525	14,883,018
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(4)	9,469	9,238,406
TerraForm Power Operating LLC:
4.75%, 1/15/30(4)	4,405	4,228,496
5.00%, 1/31/28(4)	12,157	12,119,701
TransAlta Corp., 7.75%, 11/15/29	12,211	12,723,190
Vistra Operations Co. LLC:
4.375%, 5/1/29(4)	8,300	8,154,756
5.00%, 7/31/27(4)	19,159	19,181,339
6.875%, 4/15/32(4)	11,410	11,993,119
XPLR Infrastructure Operating Partners LP:
8.375%, 1/15/31(4)	10,745	11,249,446
8.625%, 3/15/33(4)	6,735	7,071,534
		$ 255,198,697
Total Corporate Bonds (identified cost $4,109,669,092)		$4,174,152,054

Exchange-Traded Funds — 3.0%
Security	Shares	Value
Fixed Income Funds — 3.0%
iShares Broad USD High Yield Corporate Bond ETF	4,055,000	$ 152,386,900
Total Exchange-Traded Funds (identified cost $152,384,873)		$ 152,386,900

Preferred Stocks — 0.3%
Security	Principal Amount	Value
Insurance — 0.3%
AH Parent, Inc. (Alliant), Series A, 10.00% cash or 10.50% PIK(3)(7)	$16,273,240	$ 16,632,179
Total Preferred Stocks (identified cost $16,035,790)		$ 16,632,179

Senior Floating-Rate Loans — 8.9%(11)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace — 0.3%
TransDigm, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 3/22/30		13,253	$ 13,278,963
			$ 13,278,963
Automotive & Auto Parts — 1.3%
ABC Technologies, Inc., Term Loan, 12.187%, (3 mo. USD Term SOFR + 8.25%), 8/22/31		38,100	$ 36,537,748
Clarios Global LP:
Term Loan, 4.893%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	11,065	12,816,121
Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		11,047	11,064,563
Crash Champions LLC, Term Loan, 2/23/29(12)		5,455	5,062,134
			$ 65,480,566
Building Materials — 0.6%
Associated Materials, Inc., Term Loan, 9.965%, (1 mo. USD Term SOFR + 6.00%), 3/8/29		17,178	$ 16,313,977
CP Atlas Buyer, Inc., Term Loan, 9.215%, (1 mo. USD Term SOFR + 5.25%), 7/8/30		7,448	7,371,658
Park River Holdings, Inc., Term Loan, 3/15/31(12)		5,450	5,477,250
			$ 29,162,885
Cable & Satellite TV — 0.3%
E.W. Scripps Co.:
Term Loan, 7.497%, (1 mo. USD Term SOFR + 3.35%), 11/30/29		9,480	$ 9,209,569
Term Loan, 9.897%, (1 mo. USD Term SOFR + 5.75%), 6/30/28		5,340	5,425,828
			$ 14,635,397

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Capital Goods — 0.3%
EMRLD Borrower LP:
Term Loan, 6.122%, (6 mo. USD Term SOFR + 2.25%), 8/4/31	4,895	$ 4,884,163
Term Loan, 6.449%, (3 mo. USD Term SOFR + 2.25%), 5/31/30	10,819	10,805,354
		$ 15,689,517
Diversified Media — 0.0%†
CMG Media Corp., Term Loan, 7.602%, (3 mo. USD Term SOFR + 3.50%), 6/18/29	2,816	$ 2,611,662
		$ 2,611,662
Energy — 0.5%
New Generation Gas Gathering LLC, Term Loan, 9.59%, (3 mo. USD Term SOFR + 5.75%), 9/30/29	23,507	$ 23,435,061
		$ 23,435,061
Food, Beverage & Tobacco — 0.3%
Primo Brands Corp., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 3/31/28	15,393	$ 15,450,932
		$ 15,450,932
Gaming — 0.8%
Peninsula Pacific Entertainment LLC:
Term Loan, 8.735%, (3 mo. USD Term SOFR + 4.75%), 10/1/32	9,878	$ 9,890,221
Term Loan, 13.00%, 12/24/29(1)(13)	12,858	12,858,409
Term Loan, 10/1/32(14)	2,315	2,318,021
Spectacle Gary Holdings LLC, Term Loan, 8.402%, (3 mo. USD Term SOFR + 4.25%), 12/11/28	13,754	13,439,065
		$ 38,505,716
Healthcare — 1.0%
Bausch Health Cos., Inc., Term Loan, 10.215%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	29,343	$ 29,214,970
Endo Luxembourg Finance Co. I SARL, Term Loan, 7.965%, (1 mo. USD Term SOFR + 4.00%), 4/23/31	13,716	13,655,607
LifePoint Health, Inc., Term Loan, 7.655% - 7.782%, (1 mo. USD Term SOFR + 3.75, 3 mo. USD Term SOFR + 3.75%), 5/19/31	8,058	8,073,894
		$ 50,944,471
Borrower/Description	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate — 0.2%
Signal Parent, Inc., Term Loan, 7.44%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	14,396	$ 10,152,530
		$ 10,152,530
Insurance — 0.2%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 8.752%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	10,327	$ 10,501,108
		$ 10,501,108
Leisure — 0.4%
Peloton Interactive, Inc., Term Loan, 9.465%, (1 mo. USD Term SOFR + 5.50%), 5/30/29	17,885	$ 18,138,506
		$ 18,138,506
Restaurant — 0.4%
IRB Holding Corp., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 12/15/27	21,801	$ 21,856,116
		$ 21,856,116
Services — 0.4%
LBM Acquisition LLC, Term Loan, 7.881%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	10,558	$ 10,223,942
Specialty Building Products Holdings LLC, Term Loan, 10/15/28(12)	12,086	11,621,777
		$ 21,845,719
Super Retail — 1.3%
Evergreen Acqco 1 LP, Term Loan, 7.026%, (3 mo. USD Term SOFR + 3.00%), 9/17/32	18,749	$ 18,788,842
Hanesbrands, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 3/7/32	7,951	7,990,303
Mavis Tire Express Services Corp., Term Loan, 7.199%, (3 mo. USD Term SOFR + 3.00%), 5/4/28	9,430	9,460,574
Petco Health & Wellness Co., Inc., Term Loan, 7.513%, (3 mo. USD Term SOFR + 3.25%), 3/3/28	12,864	12,704,283
PetSmart, Inc., Term Loan, 8.031%, (1 mo. USD Term SOFR + 4.00%), 8/18/32	16,331	16,127,283
		$ 65,071,285
Technology — 0.4%
Fortress Intermediate 3, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 3.00%), 6/27/31	19,714	$ 19,787,966
		$ 19,787,966

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Telecommunications — 0.2%
Lumen Technologies, Inc.:
Term Loan, 6.429%, (1 mo. USD Term SOFR + 2.35%), 4/16/29	4,792	$ 4,774,307
Term Loan, 6.429%, (1 mo. USD Term SOFR + 2.35%), 4/15/30	7,897	7,867,784
		$ 12,642,091
Total Senior Floating-Rate Loans (identified cost $449,316,490)		$ 449,190,491

Miscellaneous — 0.4%
Security	Principal Amount/ Shares	Value
Diversified Financial Services — 0.0%
ACC Claims Holdings LLC(1)(2)	11,599,560	$ 0
		$ 0
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(1)(2)	$12,070,000	$ 0
		$ 0
Gaming — 0.4%
PGP Investors, LLC, Membership Interests(1)(2)(3)	71,579	$ 18,111,558
		$ 18,111,558
Healthcare — 0.0%
Endo Design LLC, Escrow Certificates(1)(2)	$6,987,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(1)(2)	15,196,000	0
		$ 0
Paper — 0.0%
Enviva LLC, Escrow Certificates(1)(2)	$9,257,000	$ 0
		$ 0
Services — 0.0%†
Hertz Corp., Escrow Certificates(2)	$3,679,000	$ 588,640
		$ 588,640
Total Miscellaneous (identified cost $2,862,815)		$ 18,700,198

Short-Term Investments — 3.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(15)	162,281,127	$ 162,281,127
Total Short-Term Investments (identified cost $162,281,127)		$ 162,281,127
Total Investments — 99.2% (identified cost $4,918,754,718)		$5,018,936,144
Less Unfunded Loan Commitments — (0.1)%		$ (2,575,253)
Net Investments — 99.1% (identified cost $4,916,179,465)		$5,016,360,891
Other Assets, Less Liabilities — 0.9%		$ 44,850,952
Net Assets — 100.0%		$5,061,211,843
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(2)	Non-income producing security.
(3)	Restricted security (see Note 8).
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $3,834,976,201 or 75.8% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of these securities is $10,718,063 or 0.2% of the Fund's net assets.
(6)	When-issued security.
(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2025.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
October 31, 2025
Portfolio of Investments — continued

(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	This Senior Loan will settle after October 31, 2025, at which time the interest rate will be determined.
(13)	Fixed-rate loan.
(14)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At October 31, 2025, the total value of unfunded loan commitments is $2,318,021. See Note 1G for description.
(15)	May be deemed to be an affiliated investment company (see Note 11). The rate shown is the annualized seven-day yield as of October 31, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	24,988,689	EUR	21,448,248	Goldman Sachs International	1/30/26	$147,449	$ —
						$147,449	$—
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $4,753,898,338)	$4,854,079,764
Affiliated investments, at value (identified cost $162,281,127)	162,281,127
Cash	8,323,687
Deposits for derivatives collateral — forward foreign currency exchange contracts	230,000
Foreign currency, at value (identified cost $78,118)	78,032
Interest receivable	67,588,707
Dividends receivable from affiliated investments	647,654
Receivable for investments sold	51,321,684
Receivable for Fund shares sold	2,656,216
Receivable for open forward foreign currency exchange contracts	147,449
Trustees' deferred compensation plan	314,550
Total assets	$5,147,668,870
Liabilities
Payable for investments purchased	$30,099,249
Payable for when-issued securities	41,247,819
Payable for Fund shares redeemed	8,479,817
Distributions payable	1,487,805
Payable to affiliates:
Investment adviser fee	2,684,629
Distribution and service fees	149,340
Sub-transfer agency fee	54,599
Trustees' fees	9,042
Trustees' deferred compensation plan	314,550
Accrued expenses	1,930,177
Total liabilities	$86,457,027
Net Assets	$5,061,211,843
Sources of Net Assets
Paid-in capital	$5,538,462,431
Accumulated loss	(477,250,588)
Net Assets	$5,061,211,843
Class A Shares
Net Assets	$556,901,176
Shares Outstanding	105,510,776
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$5.28
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$5.46
Class C Shares
Net Assets	$27,114,768
Shares Outstanding	5,121,190
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$5.29
Class I Shares
Net Assets	$3,764,689,454
Shares Outstanding	713,099,381
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$5.28

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
October 31, 2025
Statement of Assets and Liabilities — continued

October 31, 2025
Class R Shares
Net Assets	$18,833,680
Shares Outstanding	3,563,661
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$5.28
Class R6 Shares
Net Assets	$693,672,765
Shares Outstanding	131,338,612
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$5.28
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $3,578)	$6,596,991
Dividend income from affiliated investments	9,285,495
Interest income	368,199,073
Other income	897,334
Total investment income	$384,978,893
Expenses
Investment adviser fee	$33,550,588
Distribution and service fees:
Class A	1,381,649
Class C	292,047
Class R	95,110
Trustees’ fees and expenses	109,506
Custodian fee	822,545
Transfer and dividend disbursing agent fees	4,763,817
Legal and accounting services	303,855
Printing and postage	5,680
Registration fees	144,917
Miscellaneous	298,857
Total expenses	$41,768,571
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$311,941
Total expense reductions	$311,941
Net expenses	$41,456,630
Net investment income	$343,522,263
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(4,157,425)
Foreign currency transactions	119,420
Forward foreign currency exchange contracts	(4,571,183)
Net realized loss	$(8,609,188)
Change in unrealized appreciation (depreciation):
Investments	$91,255,769
Foreign currency	(2,839)
Forward foreign currency exchange contracts	640,743
Net change in unrealized appreciation (depreciation)	$91,893,673
Net realized and unrealized gain	$83,284,485
Net increase in net assets from operations	$426,806,748

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$343,522,263	$307,089,723
Net realized loss	(8,609,188)	(104,769,814)
Net change in unrealized appreciation (depreciation)	91,893,673	485,546,848
Net increase in net assets from operations	$426,806,748	$687,866,757
Distributions to shareholders:
Class A	$(32,906,560)	$(33,819,087)
Class C	(1,518,963)	(1,716,089)
Class I	(246,920,194)	(206,769,840)
Class R	(1,085,006)	(1,100,020)
Class R6	(70,569,935)	(74,173,694)
Total distributions to shareholders	$(353,000,658)	$(317,578,730)
Transactions in shares of beneficial interest:
Class A	$(9,453,566)	$(42,206,173)
Class C	(4,324,724)	(5,735,985)
Class I	(120,116,396)	536,105,847
Class R	(138,478)	(459,737)
Class R6	(541,693,684)	5,076,992
Net increase (decrease) in net assets from Fund share transactions	$(675,726,848)	$492,780,944
Net increase (decrease) in net assets	$(601,920,758)	$863,068,971
Net Assets
At beginning of year	$5,663,132,601	$4,800,063,630
At end of year	$5,061,211,843	$5,663,132,601

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
October 31, 2025
Financial Highlights

	Class A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$5.21	$4.83	$4.83	$5.59	$5.34
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.29	$0.27	$0.23	$0.24
Net realized and unrealized gain (loss)	0.08	0.39	0.01(2)	(0.71)	0.30
Total income (loss) from operations	$0.38	$0.68	$0.28	$(0.48)	$0.54
Less Distributions
From net investment income	$(0.31)	$(0.30)	$(0.27)	$(0.26)	$(0.24)
Tax return of capital	—	—	(0.01)	(0.02)	(0.05)
Total distributions	$(0.31)	$(0.30)	$(0.28)	$(0.28)	$(0.29)
Net asset value — End of year	$5.28	$5.21	$4.83	$4.83	$5.59
Total Return(3)	7.53%	14.38%	5.85%	(8.87)%	10.23%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$556,901	$558,559	$557,880	$596,063	$841,709
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.96%	0.98%	1.02%	1.02%	1.01%
Net expenses	0.96%(5)	0.98%(5)	1.00%(5)	1.00%(5)	1.00%
Net investment income	5.79%	5.69%	5.49%	4.40%	4.21%
Portfolio Turnover of the Fund	48%	45%	29%	28%	63%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
October 31, 2025
Financial Highlights — continued

	Class C
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$5.22	$4.85	$4.85	$5.60	$5.35
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.25	$0.23	$0.19	$0.20
Net realized and unrealized gain (loss)	0.08	0.38	0.01(2)	(0.71)	0.30
Total income (loss) from operations	$0.34	$0.63	$0.24	$(0.52)	$0.50
Less Distributions
From net investment income	$(0.27)	$(0.26)	$(0.23)	$(0.21)	$(0.21)
Tax return of capital	—	—	(0.01)	(0.02)	(0.04)
Total distributions	$(0.27)	$(0.26)	$(0.24)	$(0.23)	$(0.25)
Net asset value — End of year	$5.29	$5.22	$4.85	$4.85	$5.60
Total Return(3)	6.73%	13.28%	5.02%	(9.39)%	9.39%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$27,115	$31,061	$34,242	$43,919	$65,596
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.71%	1.73%	1.77%	1.77%	1.76%
Net expenses	1.71%(5)	1.73%(5)	1.75%(5)	1.75%(5)	1.75%
Net investment income	5.04%	4.94%	4.73%	3.65%	3.47%
Portfolio Turnover of the Fund	48%	45%	29%	28%	63%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
October 31, 2025
Financial Highlights — continued

	Class I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$5.21	$4.83	$4.84	$5.59	$5.34
Income (Loss) From Operations
Net investment income(1)	$0.32	$0.31	$0.29	$0.24	$0.25
Net realized and unrealized gain (loss)	0.07	0.39	0.00(2)(3)	(0.70)	0.30
Total income (loss) from operations	$0.39	$0.70	$0.29	$(0.46)	$0.55
Less Distributions
From net investment income	$(0.32)	$(0.32)	$(0.29)	$(0.27)	$(0.25)
Tax return of capital	—	—	(0.01)	(0.02)	(0.05)
Total distributions	$(0.32)	$(0.32)	$(0.30)	$(0.29)	$(0.30)
Net asset value — End of year	$5.28	$5.21	$4.83	$4.84	$5.59
Total Return(4)	7.80%	14.67%	5.90%	(8.44)%	10.50%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,764,689	$3,834,383	$3,061,662	$2,692,891	$4,267,314
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.71%	0.73%	0.77%	0.77%	0.76%
Net expenses	0.71%(6)	0.73%(6)	0.75%(6)	0.75%(6)	0.75%
Net investment income	6.03%	5.94%	5.75%	4.64%	4.47%
Portfolio Turnover of the Fund	48%	45%	29%	28%	63%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
October 31, 2025
Financial Highlights — continued

	Class R
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$5.21	$4.84	$4.84	$5.60	$5.35
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.28	$0.26	$0.22	$0.22
Net realized and unrealized gain (loss)	0.08	0.38	0.01(2)	(0.72)	0.31
Total income (loss) from operations	$0.37	$0.66	$0.27	$(0.50)	$0.53
Less Distributions
From net investment income	$(0.30)	$(0.29)	$(0.26)	$(0.24)	$(0.23)
Tax return of capital	—	—	(0.01)	(0.02)	(0.05)
Total distributions	$(0.30)	$(0.29)	$(0.27)	$(0.26)	$(0.28)
Net asset value — End of year	$5.28	$5.21	$4.84	$4.84	$5.60
Total Return(3)	7.27%	13.86%	5.57%	(9.08)%	9.95%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$18,834	$18,720	$17,774	$19,860	$25,010
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.21%	1.23%	1.27%	1.27%	1.26%
Net expenses	1.21%(5)	1.23%(5)	1.25%(5)	1.25%(5)	1.25%
Net investment income	5.54%	5.44%	5.24%	4.16%	3.97%
Portfolio Turnover of the Fund	48%	45%	29%	28%	63%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
October 31, 2025
Financial Highlights — continued

	Class R6
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$5.21	$4.83	$4.84	$5.59	$5.35
Income (Loss) From Operations
Net investment income(1)	$0.32	$0.31	$0.29	$0.25	$0.25
Net realized and unrealized gain (loss)	0.08	0.39	(0.00)(2)	(0.71)	0.30
Total income (loss) from operations	$0.40	$0.70	$0.29	$(0.46)	$0.55
Less Distributions
From net investment income	$(0.33)	$(0.32)	$(0.29)	$(0.27)	$(0.26)
Tax return of capital	—	—	(0.01)	(0.02)	(0.05)
Total distributions	$(0.33)	$(0.32)	$(0.30)	$(0.29)	$(0.31)
Net asset value — End of year	$5.28	$5.21	$4.83	$4.84	$5.59
Total Return(3)	7.90%	14.77%	6.00%	(8.35)%	10.39%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$693,673	$1,220,411	$1,128,506	$1,211,066	$1,318,299
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.62%	0.64%	0.68%	0.68%	0.67%
Net expenses	0.62%(5)	0.64%(5)	0.66%(5)	0.66%(5)	0.66%
Net investment income	6.13%	6.04%	5.85%	4.77%	4.55%
Portfolio Turnover of the Fund	48%	45%	29%	28%	63%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Income Fund of Boston (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund’s secondary objectives are to seek growth of income and capital. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Eaton Vance
Income Fund of Boston
October 31, 2025
Notes to Financial Statements — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of October 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At October 31, 2025, the Fund had sufficient cash and/or securities to cover these commitments.
H  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
I  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

Eaton Vance
Income Fund of Boston
October 31, 2025
Notes to Financial Statements — continued

K  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
L  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended October 31, 2025 and October 31, 2024 was as follows:
	Year Ended October 31,
	2025	2024
Ordinary income	$353,000,658	$317,578,730
As of October 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 1,392,181
Deferred capital losses	(539,336,649)
Net unrealized appreciation	62,181,685
Distributions payable	(1,487,805)
Accumulated loss	$(477,250,588)
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $539,336,649 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $539,336,649 are long-term.

Eaton Vance
Income Fund of Boston
October 31, 2025
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$4,954,149,819
Gross unrealized appreciation	$113,220,507
Gross unrealized depreciation	(51,009,435)
Net unrealized appreciation	$62,211,072
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1.5 billion	0.625%
$1.5 billion but less than $2 billion	0.600%
$2 billion but less than $5 billion	0.575%
$5 billion but less than $10 billion	0.555%
$10 billion and over	0.535%
For the year ended October 31, 2025, the Fund’s investment adviser fee amounted to $33,550,588 or 0.59% of the Fund’s average daily net assets.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended October 31, 2025, the investment adviser fee paid was reduced by $311,941 relating to the Fund's investment in the Liquidity Fund.
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.00%, 1.75%, 0.75%, 1.25% and 0.66% of the Fund’s average daily net assets for Class A, Class C, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after March 1, 2026. Pursuant to this agreement, no operating expenses were waived and/or reimbursed by EVM for the year ended October 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended October 31, 2025, EVM earned $183,902 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $15,689 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended October 31, 2025 in the amount of $4,405. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.

Eaton Vance
Income Fund of Boston
October 31, 2025
Notes to Financial Statements — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2025 amounted to $1,381,649 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended October 31, 2025, the Fund paid or accrued to EVD $219,035 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended October 31, 2025, the Fund paid or accrued to EVD $47,555 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended October 31, 2025 amounted to $73,012 and $47,555 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended October 31, 2025, the Fund was informed that EVD received $1,437 and $2,126 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $2,623,416,627 and $3,273,010,224, respectively, for the year ended October 31, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	14,531,684	$ 75,485,130	13,618,497	$ 69,825,688
Issued to shareholders electing to receive payments of distributions in Fund shares	5,844,630	30,552,678	6,132,274	31,560,733
Redemptions	(22,149,833)	(115,491,374)	(27,934,308)	(143,592,594)
Net decrease	(1,773,519)	$ (9,453,566)	(8,183,537)	$ (42,206,173)

Eaton Vance
Income Fund of Boston
October 31, 2025
Notes to Financial Statements — continued

	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class C
Sales	588,087	$ 3,077,422	682,525	$ 3,533,206
Issued to shareholders electing to receive payments of distributions in Fund shares	280,614	1,470,448	322,790	1,664,980
Redemptions	(1,695,080)	(8,872,594)	(2,123,278)	(10,934,171)
Net decrease	(826,379)	$ (4,324,724)	(1,117,963)	$ (5,735,985)
Class I
Sales	224,497,436	$1,170,570,744	221,962,345	$1,146,200,439
Issued to shareholders electing to receive payments of distributions in Fund shares	45,493,961	237,890,682	38,883,752	200,250,148
Redemptions	(293,200,297)	(1,528,577,822)	(158,097,352)	(810,344,740)
Net increase (decrease)	(23,208,900)	$ (120,116,396)	102,748,745	$ 536,105,847
Class R
Sales	1,026,767	$ 5,362,591	891,507	$ 4,580,121
Issued to shareholders electing to receive payments of distributions in Fund shares	206,501	1,080,559	212,770	1,096,421
Redemptions	(1,260,442)	(6,581,628)	(1,187,267)	(6,136,279)
Net decrease	(27,174)	$ (138,478)	(82,990)	$ (459,737)
Class R6
Sales	58,335,666	$ 303,766,120	70,133,999	$ 359,960,205
Issued to shareholders electing to receive payments of distributions in Fund shares	12,804,710	66,841,510	13,955,239	71,826,543
Redemptions	(174,145,554)	(912,301,314)	(83,222,979)	(426,709,756)
Net increase (decrease)	(103,005,178)	$ (541,693,684)	866,259	$ 5,076,992

Eaton Vance
Income Fund of Boston
October 31, 2025
Notes to Financial Statements — continued

8  Restricted Securities
At October 31, 2025, the Fund owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	320,298	$ 18,931	$10,781,230
Enviva LLC	12/6/24	294,626	1,769,236	4,861,329
iFIT Health and Fitness, Inc.	10/6/22	128,520	449,820	0
Total Common Stocks			$2,237,987	$15,642,559
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	$16,273,240	$16,035,790	$16,632,179
Total Preferred Stocks			$16,035,790	$16,632,179
Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18, 11/30/20, 12/17/21, 7/17/25, 9/5/25	71,579	$ 2,862,815	$18,111,558
Total Miscellaneous			$2,862,815	$18,111,558
Total Restricted Securities			$21,136,592	$50,386,296
9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2025 is included in the Portfolio of Investments. At October 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At October 31, 2025, the Fund had no open derivatives with credit-related contingent features in a net liability position.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions

Eaton Vance
Income Fund of Boston
October 31, 2025
Notes to Financial Statements — continued

against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2025 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative
Forward foreign currency exchange contracts	$147,449	$ —
Total Derivatives subject to master netting or similar agreements	$147,449	$ —
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
The Fund's derivative assets at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund's derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets as of October 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Goldman Sachs International	$147,449	$ —	$ —	$ —	$147,449
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(4,571,183)	$640,743
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended October 31, 2025, which is indicative of the volume of this derivative type, was approximately $94,210,000.

Eaton Vance
Income Fund of Boston
October 31, 2025
Notes to Financial Statements — continued

10  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended October 31, 2025.
11  Affiliated Investments
At October 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $162,281,127, which represents 3.2% of the Fund's net assets. Transactions in such investments by the Fund for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$199,166,329	$1,830,672,339	$(1,867,557,541)	$ —	$ —	$162,281,127	$9,285,495	162,281,127
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$ 23,209,607	$ 5,152,716	$10,781,230	$ 39,143,553
Convertible Bonds	—	6,449,642	—	6,449,642
Corporate Bonds	—	4,174,152,054	—	4,174,152,054
Exchange-Traded Funds	152,386,900	—	—	152,386,900
Preferred Stocks	—	16,632,179	—	16,632,179
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	433,756,829	12,858,409	446,615,238
Miscellaneous	—	588,640	18,111,558	18,700,198
Short-Term Investments	162,281,127	—	—	162,281,127
Total Investments	$337,877,634	$4,636,732,060	$41,751,197	$5,016,360,891

Eaton Vance
Income Fund of Boston
October 31, 2025
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 147,449	$ —	$ 147,449
Total	$337,877,634	$4,636,879,509	$41,751,197	$5,016,508,340
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
13  Risks and Uncertainties
Credit Risk
The Fund primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

Eaton Vance
Income Fund of Boston
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Series Trust II and Shareholders of Eaton Vance Income Fund of Boston:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Income Fund of Boston (the “Fund”), one of the funds constituting Eaton Vance Series Trust II, including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2025, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 19, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Income Fund of Boston
October 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and 163(j) interest dividends.
Qualified Dividend Income. For the fiscal year ended October 31, 2025, the Fund designates approximately $3,624,856, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2025 ordinary income dividends, 1.02% qualifies for the corporate dividends received deduction.
163(j) Interest Dividends. For the fiscal year ended October 31, 2025, the Fund designates 86.52% of distributions from net investment income as a 163(j) interest dividend.

Eaton Vance
Income Fund of Boston
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Income Fund of Boston
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Income Fund of Boston
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Income Fund of Boston (the “Fund”) and Boston Management and Research (the “Adviser”), and the sub-advisory agreement between the Adviser and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in high-yield debt. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in global high yield debt and foreign markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international securities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other type of account.

Eaton Vance
Income Fund of Boston
October 31, 2025
Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

EVIBX-NCSR    10.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: December 23, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: December 23, 2025